UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	January 1, 2015 – June 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|15

Semiannual report

Putnam VT
Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Looking back on the first half of 2015, we can highlight some transitions in the financial markets. The U.S. economy has rallied from a brief dip during the first quarter, and bond yields have risen on a sustained basis in recent months. Firmer data on employment growth, wage gains, and consumer prices underscore this progress.

The Federal Reserve is monitoring these and other indicators as it considers raising interest rates, an action it has not taken since 2006. Higher interest rates can pose a risk to fixed-income investments, while also having a less direct impact on stocks by adding to business financing costs, among other effects.

Through mid-2015, U.S. stock market averages have continued near record-high levels. Although gains have been modest this year, the U.S. market has been more placid than China’s market, in which a dizzying advance gave way to a sharp pullback in June, and European markets that were caught up in Greece’s debt crisis. Global market conditions, we believe, call for a well-crafted and flexible strategy.

With the possibility that markets could move in different directions from here, it might be a prudent time to consult your financial advisor and determine whether any adjustments or additions to your portfolio are warranted.

In the following pages, your portfolio managers provide a perspective for your consideration. Putnam’s disciplined fundamental research promotes a culture of thinking proactively about risks. We share with Putnam’s managers a deep conviction that an active, research-driven approach can play a valuable role in your portfolio.

As always, thank you for investing with Putnam. We would also like to extend our thanks to Charles Curtis, who has retired from the Board of Trustees, for his many years of dedicated service.

Performance summary (as of 6/30/15)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2015

Class IA: $6.35	Class IB: $6.36

Total return at net asset value

					Citigroup
				JPMorgan	Non-U.S.
			Barclays U.S.	Developed	World
(as of	Class IA	Class IB	Aggregate	High Yield	Government
6/30/15)	shares*	shares†	Bond Index	Index	Bond Index

6 months	–0.11%	–0.14%	–0.10%	2.86%	–5.83%

1 year	–3.02	–3.18	1.86	–0.65	–13.49

5 years	25.19	23.78	17.90	54.08	1.64
Annualized	4.60	4.36	3.35	9.03	0.33

10 years	59.50	57.64	54.38	118.55	29.60
Annualized	4.78	4.66	4.44	8.13	2.63

Life	224.92	213.60	223.42	—‡	163.20
Annualized	5.56	5.39	5.53	—‡	4.55

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market, excluding the United States. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating period payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating based on analysis of these agencies’ respective ratings criteria. Moody’s ratings are used in recognition of its prominence among rating agencies and breadth of coverage of rated securities. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. Derivative offset values are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

What was the bond market environment like during the six-month reporting period ended June 30, 2015?

Early in the period, the combination of a stock market pullback, weaker-than-expected U.S. economic growth, and continued worries about deflation in Europe fueled investors’ appetite for government bonds. As a result, the yield on the benchmark 10-year U.S. Treasury fell from 2.17% at the beginning of January to 1.68% at the end, which would be its low mark for the period. In February, however, concern that the Federal Reserve might start raising its target for short-term interest rates in June hampered Treasuries, causing prices to fall and yields to move higher. However, not all areas of the bond market suffered: High-yield corporate bonds rose as investors gravitated toward their higher yields and improved valuations following a late 2014 selloff. During March, dovish comments by Fed Chair Janet Yellen reassured investors that the central bank was likely to take a cautious approach toward raising rates, which helped Treasuries modestly rebound.

As we moved into April and May, economic indicators signaled an improving growth outlook in both the United States and the eurozone. Worries over deflation risks in the eurozone diminished amid the European Central Bank’s stimulative bond-buying program. As a result, investor demand for securities considered to be global safe havens waned.

Uncertainty over Greece caused broad swings in global financial markets in June, and bonds suffered across the board. On the last day of the quarter, Greece requested a new bailout that eurozone officials dismissed as insufficient to meet creditors’ demands. The country subsequently defaulted on a $1.7 billion repayment to the International Monetary Fund. Greek and European policymakers have been engaged in negotiations about a new aid package for Greece with some concern about the future of its membership in the eurozone.

Within this environment, bond yields were volatile but rose during the period, with the yield on the 10-year Treasury reaching 2.49% on June 30. The yield on the 10-year German bund continued to decline until late April, when it reached 0.08%, then trended higher over the balance of the period to end at 0.77%. U.S. investment-grade bond prices modestly declined, as measured by the –0.10% return of the broad Barclays U.S. Aggregate Bond Index. Foreign bonds, as measured by the Citigroup Non-U.S. World Government Bond Index, fared considerably worse returning –5.83% due to U.S.-dollar strength.

Which holdings and strategies had the biggest influence on the portfolio’s performance?

Our interest-rate and yield-curve positioning outside the United States hampered the portfolio’s return and was the reason the fund’s relative performance was negative for the period. The fund’s exposure to Greece and Germany detracted from relative performance, as yield spreads widened and bond prices declined across Europe due to the financial turmoil in Greece.

On the positive side, positions in emerging-market debt, most notably bonds issued by Venezuela, Russia, and Argentina, were the biggest contributors for the period. Venezuelan and Russian government bonds were bolstered by recovering oil prices. In Argentina, with elections scheduled for later this year, investors began to anticipate that a new government might be able to reach a settlement with the country’s holdout creditors. As a result, bonds that had fallen to undervalued price levels rallied during the period.

The fund’s allocation to high-yield bonds also aided the fund’s relative performance. The asset class rallied strongly in February and April as rising oil prices reduced the pressure on energy companies that were at the greatest risk of defaulting when prices were lower. Underlying fundamentals, such as improving employment trends, also supported high-yield bonds.

Our mortgage credit and prepayment strategies provided a further boost to relative performance. Within mortgage credit, investments in subordinated mezzanine commercial mortgage-backed securities [CMBS] were the most additive. Subordinated mezzanine CMBS benefited from improving commercial real estate fundamentals, along with persistent investor demand for higher-yielding bonds. As for our prepayment strategies, as interest rates rose during the period, mortgage refinancing became less attractive, resulting in slower prepayment speeds on the agency interest-only collateralized mortgage obligations [IO CMOs] held by the fund, which aided their performance.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, to gain exposure to currency rates in various countries, and to hedge term-structure risk. In addition, we used options for hedging duration and convexity, isolating prepayment risk, and managing potential downside. We also utilized total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the months ahead, and how are you positioning the portfolio?

The Fed has indicated that it no longer wishes to give specific guidance on the timing of policy changes and has instead described its approach as being “data dependent.” With the U.S. economy appearing to rebound in the second quarter and core inflation showing signs of reemerging, we think it’s likely that the central bank may implement its first rate increase in September. If the economy continues on a trajectory broadly similar to what we expect, we believe the Fed could hike rates again before year-end. While this is our current view, we believe there are possible factors that could cause the Fed to delay, such as renewed dollar strength, coupled with volatility in Europe and Asia. In any event, when the Fed does begin raising rates, we think it will proceed cautiously in an effort to avoid stoking excessive volatility in the financial markets.

2 Putnam VT Diversified Income Fund

As for Greece, we believe it is in the best interests of both Greece and the European Union [EU] for the country to remain in the EU, and we think this is the most likely outcome of current negotiations.

Within this environment, we plan to maintain our diversified mortgage, corporate, and sovereign credit exposure primarily through allocations to subordinated mezzanine CMBS, high-yield bonds, and peripheral European sovereign bonds, respectively. As for prepayment risk, we expect to retain our holdings of IO CMOs. We should note that we are cognizant of a risk emanating from a recently enacted Federal Housing Administration policy that reduces the mortgage insurance premiums charged to certain borrowers. While we acknowledge that this policy could accelerate refinancing to some extent, we believe it is unlikely to have a major impact on the overall pace of residential refinancing. What’s more, we continue to find prepayment risk attractive, given our view that there is a likelihood of higher interest rates as the U.S. economic recovery matures.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expense per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2015, to June 30, 2015. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expense per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal year
ended 12/31/14*	0.73%	0.98%

Annualized expense ratio for the six-month period
ended 6/30/15	0.75%	1.00%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Restated to reflect current fees.

Expense per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/15		for the 6 months ended 6/30/15

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$3.72	$4.96	$3.76	$5.01

Ending value
(after expenses)	$998.90	$998.60	$1,021.08	$1,019.84

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2015. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/15 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.1%)*	Principal amount	Value

Agency collateralized mortgage obligations (15.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032	$151,871	$216,085
IFB Ser. 3408, Class EK, 25.047s, 2037	54,889	85,453
IFB Ser. 2979, Class AS, 23.593s, 2034	11,573	13,871
IFB Ser. 3072, Class SM, 23.116s, 2035	146,956	219,895
IFB Ser. 3072, Class SB, 22.97s, 2035	150,624	224,512
IFB Ser. 3249, Class PS, 21.663s, 2036	115,092	168,204
IFB Ser. 3065, Class DC, 19.304s, 2035	295,288	425,188
IFB Ser. 319, Class S2, IO, 5.815s, 2043	1,228,101	297,397
IFB Ser. 317, Class S3, IO, 5.795s, 2043	3,335,793	823,114
IFB Ser. 323, Class S1, IO, 5.765s, 2044	3,270,419	770,190
IFB Ser. 310, Class S4, IO, 5.765s, 2043	3,427,051	840,724
IFB Ser. 308, Class S1, IO, 5.765s, 2043	2,545,292	626,116
IFB Ser. 314, Class AS, IO, 5.705s, 2043	2,658,025	638,999
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,535,552	547,172
Ser. 4000, Class PI, IO, 4 1/2s, 2042	1,235,976	275,623
Ser. 4024, Class PI, IO, 4 1/2s, 2041	2,891,090	586,330
Ser. 4462, IO, 4s, 2045	1,399,832	310,637
Ser. 4220, Class IE, IO, 4s, 2028	1,838,065	221,064
Ser. 311, IO, 3 1/2s, 2043	1,978,227	450,039
Ser. 4122, Class CI, IO, 3 1/2s, 2042	3,812,312	514,666
Ser. 4105, Class HI, IO, 3 1/2s, 2041	1,727,005	243,404
Ser. 304, IO, 3 1/2s, 2027	3,249,925	365,617
Ser. 304, Class C37, IO, 3 1/2s, 2027	2,412,632	264,521
Ser. 4210, Class PI, IO, 3s, 2041	2,780,180	283,448
Ser. 4437, Class DI, IO, 3s, 2032	2,998,411	415,790
Ser. 304, Class C45, IO, 3s, 2027	2,775,828	290,502
FRB Ser. T-57, Class 1AX, IO, 0.387s, 2043	1,463,075	15,146
Ser. 3300, PO, zero %, 2037	43,644	37,411
Ser. 3326, Class WF, zero %, 2035	1,223	998

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036	73,195	134,469
IFB Ser. 06-8, Class HP, 23.881s, 2036	223,362	342,265
IFB Ser. 07-53, Class SP, 23.514s, 2037	139,120	210,553
IFB Ser. 08-24, Class SP, 22.598s, 2038	173,538	253,522
IFB Ser. 05-122, Class SE, 22.446s, 2035	213,011	307,773
IFB Ser. 05-83, Class QP, 16.908s, 2034	169,828	222,691
IFB Ser. 13-103, Class SK, IO, 5.733s, 2043	1,680,436	420,510
IFB Ser. 13-128, Class CS, IO, 5.713s, 2043	2,862,856	682,390
Ser. 374, Class 6, IO, 5 1/2s, 2036	278,128	55,003
Ser. 12-132, Class PI, IO, 5s, 2042	6,299,063	1,287,907
Ser. 10-13, Class EI, IO, 5s, 2038	21,110	101
Ser. 378, Class 19, IO, 5s, 2035	867,856	180,080
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	747,534	180,186
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	4,890,023	832,869
Ser. 409, Class 81, IO, 4 1/2s, 2040	3,649,350	796,784
Ser. 409, Class 82, IO, 4 1/2s, 2040	2,398,528	527,971
Ser. 366, Class 22, IO, 4 1/2s, 2035	301,035	19,098
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	1,703,601	211,911
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, 4.187s, 2025	904,000	878,313
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, 4.187s, 2025	299,000	290,506
Ser. 418, Class C24, IO, 4s, 2043	2,142,916	469,566
Ser. 13-41, Class IP, IO, 4s, 2043	2,294,333	376,316
Ser. 13-44, Class PI, IO, 4s, 2043	2,160,386	338,995
Ser. 12-96, Class PI, IO, 4s, 2041	998,117	169,899
Ser. 406, Class 2, IO, 4s, 2041	2,242,342	395,773
Ser. 406, Class 1, IO, 4s, 2041	1,575,319	344,365

MORTGAGE-BACKED SECURITIES (45.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 409, Class C16, IO, 4s, 2040	$2,726,876	$548,994
Ser. 418, Class C15, IO, 3 1/2s, 2043	4,671,050	1,033,616
Ser. 13-35, Class IP, IO, 3s, 2042	2,881,729	316,540
Ser. 13-53, Class JI, IO, 3s, 2041	3,114,264	393,892
Ser. 13-23, Class PI, IO, 3s, 2041	3,348,478	307,893
FRB Ser. 03-W10, Class 1, IO, 0.905s, 2043	453,330	9,686
FRB Ser. 00-T6, IO, 0.715s, 2030	1,316,526	27,976
Ser. 99-51, Class N, PO, zero %, 2029	13,780	12,402

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.963s, 2043	1,773,481	309,260
IFB Ser. 13-182, Class LS, IO, 5.953s, 2043	1,639,996	371,314
IFB Ser. 13-99, Class VS, IO, 5.915s, 2043	1,079,268	222,059
IFB Ser. 12-77, Class MS, IO, 5.913s, 2042	1,786,494	434,368
IFB Ser. 11-70, Class SM, IO, 5.705s, 2041	3,062,788	532,588
IFB Ser. 11-70, Class SH, IO, 5.705s, 2041	3,256,468	575,483
Ser. 13-22, Class OI, IO, 5s, 2043	2,304,396	458,059
Ser. 13-3, Class IT, IO, 5s, 2043	2,056,325	451,339
Ser. 13-6, Class IC, IO, 5s, 2043	1,350,095	273,678
Ser. 12-146, IO, 5s, 2042	3,174,589	652,156
Ser. 13-130, Class IB, IO, 5s, 2040	1,505,201	179,190
Ser. 13-16, Class IB, IO, 5s, 2040	1,838,226	132,209
Ser. 11-41, Class BI, IO, 5s, 2040	1,429,918	164,243
Ser. 10-35, Class UI, IO, 5s, 2040	1,852,666	379,797
Ser. 10-20, Class UI, IO, 5s, 2040	1,612,314	316,272
Ser. 10-9, Class UI, IO, 5s, 2040	7,190,203	1,484,719
Ser. 09-121, Class UI, IO, 5s, 2039	3,419,009	694,913
Ser. 15-79, Class GI, IO, 5s, 2039	1,461,456	320,607
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	4,657,368	908,173
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	947,085	178,696
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	2,739,568	517,559
Ser. 13-183, Class JI, IO, 4 1/2s, 2043	2,165,788	335,693
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	574,297	98,946
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	310,158	45,764
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	3,208,799	620,614
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	3,288,633	651,386
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	3,312,076	683,798
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,602,062	311,401
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,215,376	279,828
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	755,649	85,872
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	3,497,444	363,489
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	848,508	56,214
Ser. 15-40, IO, 4s, 2045	3,669,636	920,492
Ser. 14-174, IO, 4s, 2044	1,890,535	384,431
Ser. 13-165, Class IL, IO, 4s, 2043	1,685,901	292,403
Ser. 12-47, Class CI, IO, 4s, 2042	3,137,611	623,099
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,544,526	273,537
Ser. 13-76, IO, 3 1/2s, 2043	6,028,422	794,425
Ser. 13-28, IO, 3 1/2s, 2043	2,113,099	289,973
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	2,745,847	397,352
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	4,444,941	613,491
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	3,034,847	444,969
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	2,583,985	555,552
Ser. 15-69, Class IK, IO, 3 1/2s, 2038	3,236,863	529,745
Ser. 13-H08, Class CI, IO, 1.667s, 2063	6,142,133	499,048
Ser. 06-36, Class OD, PO, zero %, 2036	3,765	3,285

		42,464,420
Commercial mortgage-backed securities (17.7%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	697,000	713,382

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.497s, 2051	27,597,643	204,857

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED SECURITIES (45.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
FRB Ser. 05-6, Class G, 5.328s, 2047	$829,000	$826,289
Ser. 05-4, Class C, 5.147s, 2045	927,000	936,270

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036	16,868	16,504

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.597s, 2039	155,000	157,373
Ser. 05-PWR7, Class B, 5.214s, 2041	923,000	927,615
Ser. 05-PWR9, Class C, 5.055s, 2042	499,000	498,207

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class B, 5.597s, 2039	673,000	672,731

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.327s, 2044	578,000	574,942
FRB Ser. 07-CD5, Class XS, IO, 0.164s, 2044	21,188,781	65,519

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047	426,000	451,845
FRB Ser. 11-C2, Class F, 5 1/4s, 2047	822,000	797,677

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049	779,000	776,640

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046	1,297,000	1,311,254

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.43s, 2046	224,000	212,602
Ser. 13-LC13, Class E, 3.719s, 2046	566,000	430,847
Ser. 14-CR18, Class E, 3.6s, 2047	493,000	369,613
FRB Ser. 07-C9, Class AJFL, 7/8s, 2049	254,000	246,718

Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.918s, 2039	23,130,138	180,908

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	536,427	268,214

CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.945s, 2050	329,000	286,448

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.586s, 2044	240,000	251,105

FFCA Secured Franchise Loan Trust 144A FRB
Ser. 00-1, Class X, IO, 0.973s, 2020	1,820,711	27,820

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	283,039

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3,
Class D, 4.986s, 2042	1,053,000	1,056,893

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965s, 2041	300,626	310,303

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046	699,000	666,818
FRB Ser. 05-GG4, Class XC, IO, 0.781s, 2039	9,224,603	3,981

GS Mortgage Securities Trust 144A
FRB Ser. 14-GC18, Class D, 5.113s, 2047	900,000	846,036
Ser. 11-GC3, Class E, 5s, 2044	528,000	508,871

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.47s, 2047	381,000	307,734
Ser. 14-C25, Class E, 0.033s, 2047	656,000	467,760

JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	556,500	577,730
FRB Ser. 06-LDP6, Class B, 5.682s, 2043	790,000	791,546
Ser. 06-LDP8, Class B, 5.52s, 2045	203,000	203,581
FRB Ser. 05-LDP3, Class D, 5.325s, 2042	1,173,000	1,173,235
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	807,000	809,350

MORTGAGE-BACKED SECURITIES (45.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051	$1,004,000	$964,141
FRB Ser. 11-C3, Class E, 5.753s, 2046	528,000	562,649
FRB Ser. 11-C3, Class F, 5.753s, 2046	401,000	404,056
FRB Ser. 13-C13, Class D, 4.191s, 2046	305,000	284,805
Ser. 13-C13, Class E, 3.986s, 2046	818,000	667,910
Ser. 13-C10, Class E, 3 1/2s, 2047	833,000	671,648
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	558,000	430,274
FRB Ser. 07-CB20, Class X1, IO, 0.451s, 2051	39,062,579	264,336

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	426,255	451,831
Ser. 98-C4, Class J, 5.6s, 2035	379,000	397,761

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.935s, 2039	406,000	407,523
Ser. 06-C3, Class AJ, 5.72s, 2039	731,000	746,833
Ser. 06-C6, Class E, 5.541s, 2039	900,000	892,053
FRB Ser. 06-C6, Class C, 5.482s, 2039	631,000	616,209

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.447s, 2048	413,000	360,929

Merrill Lynch Mortgage Investors Trust FRB
Ser. 96-C2, Class JS, IO, 0.775s, 2028	4,828	1

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051	575,000	623,024
FRB Ser. 07-C1, Class A3, 6.029s, 2050	10,026	10,075
Ser. 05-MCP1, Class D, 5.023s, 2043	454,000	453,224

Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 5.894s, 2049	876,813	98,641

ML-CFC Commercial Mortgage Trust Ser. 06-3,
Class AJ, 5.485s, 2046	937,000	952,245

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047	465,000	430,187
FRB Ser. 13-C11, Class D, 4.562s, 2046	132,000	124,265
Ser. 14-C15, Class F, 4s, 2047	440,000	336,679
Ser. 14-C17, Class E, 3 1/2s, 2047	602,000	439,396
Ser. 14-C19, Class D, 3 1/4s, 2047	550,000	446,535

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044	368,000	374,900
Ser. 06-HQ9, Class C, 5.842s, 2044	1,320,000	1,363,068
FRB Ser. 06-HQ8, Class D, 5.681s, 2044	513,000	511,004
Ser. 07-HQ11, Class C, 5.558s, 2044	986,000	986,177
Ser. 07-HQ11, Class BI, 5.538s, 2044	556,000	563,726

Morgan Stanley Capital I Trust 144A FRB
Ser. 08-T29, Class E, 6.46s, 2043	435,000	437,958

Morgan Stanley Capital I, Inc. 144A FRB
Ser. 04-RR, Class F7, 6s, 2039	864,995	816,884

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	980,689	984,611

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N,
5s, 2018 (Cayman Islands)	158,000	31,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	495,434	123,859

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045	2,115,000	2,123,608
FRB Ser. 06-C25, Class AJ, 5.896s, 2043	565,000	577,656
FRB Ser. 05-C20, Class B, 5.363s, 2042	1,423,000	1,425,183
FRB Ser. 07-C34, IO, 0.463s, 2046	11,828,795	88,716

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (45.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.937s, 2045	$479,000	$450,979
FRB Ser. 13-LC12, Class D, 4.436s, 2046	742,000	699,465

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137s, 2047	1,128,000	949,918
Ser. 12-C6, Class E, 5s, 2045	525,000	455,863
Ser. 11-C4, Class F, 5s, 2044	1,270,000	1,204,015
FRB Ser. 13-UBS1, Class E, 4.785s, 2046	555,000	486,363
Ser. 12-C7, Class F, 4 1/2s, 2045	2,626,000	2,353,684
Ser. 14-C19, Class D, 4.234s, 2047	629,000	566,457

		48,825,181
Residential mortgage-backed securities (non-agency) (12.0%)
Banc of America Funding Trust FRB Ser. 14-R7,
Class 3A2, 2.621s, 2036	148,000	118,400

Banc of America Funding Trust 144A FRB
Ser. 15-R2, Class 7A2, 0.467s, 2036	400,611	304,464

BCAP, LLC 144A FRB Ser. 13-RR1, Class 9A4,
5.719s, 2036	310,000	313,565

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.216s, 2046	580,000	449,094
FRB Ser. 12-RR5, Class 4A8, 0.355s, 2035	375,000	341,953

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.148s, 2036	800,000	762,000
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035	825,000	710,738
FRB Ser. 12-RR12, Class 4A7, 2.779s, 2036	520,000	482,404
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035	1,270,000	1,206,500
FRB Ser. 11-RR2, Class 2A7, 2.627s, 2036	807,956	557,490
FRB Ser. 15-RR2, Class 26A2, 2.62s, 2036	143,000	126,970
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035	1,060,000	964,600
FRB Ser. 11-RR3, Class 3A6, 2.185s, 2036	637,478	364,956

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.06s, 2034	33,576	22,447
FRB Ser. 05-HE5, Class M3, 1.265s, 2035	800,000	656,000

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2,
Class M1, 0.587s, 2037 F	1,440,000	1,160,208

Citigroup Mortgage Loan Trust 144A
FRB Ser. 12-4, Class 3A2, 2.65s, 2036	701,861	621,182
FRB Ser. 09-9, Class 7A2, 2.487s, 2036	700,000	658,875

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, 1.658s, 2035	411,580	374,414
FRB Ser. 05-76, Class 2A1, 1.158s, 2036 F	457,387	405,016
FRB Ser. 05-38, Class A3, 0.537s, 2035	1,157,912	1,002,983
FRB Ser. 05-59, Class 1A1, 0.517s, 2035	851,409	691,770
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036	299,312	261,808

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.277s, 2035	321,844	296,097
Ser. 05-1, Class MF1, 5.251s, 2035 F	707,059	685,890
Ser. 04-15, Class MF2, 5.213s, 2035	444,683	411,332
FRB Ser. 05-14, Class M3, 0.677s, 2036 F	535,000	374,500

Countrywide Home Loans Mortgage Pass-Through
Trust FRB Ser. 06-OA5, Class 1A1, 0.387s, 2046 F	406,300	343,730

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 3.033s, 2036	1,050,000	972,563
FRB Ser. 13-2R, Class 4A2, 2.436s, 2036	927,352	739,563
FRB Ser. 09-13R, Class 3A2, 2.185s, 2036	530,532	320,972

Federal Home Loan Mortgage Corporation Structured
Agency Credit Risk Debt Notes
FRB Ser. 15-DN1, Class B, 11.687s, 2025	1,047,000	1,256,296
FRB Ser. 15-DNA1, Class B, 9.387s, 2027	290,000	344,425
FRB Ser. 15-DNA2, Class B, 7.737s, 2027	600,000	609,660

MORTGAGE-BACKED SECURITIES (45.1%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
First Franklin Mortgage Loan Trust FRB
Ser. 05-FF4, Class M4, 0.837s, 2035 F		$650,000	$501,719

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043
(United Kingdom)	GBP	328,968	525,368
FRB Ser. 03-2, Class 2C1, 2.852s, 2043
(United Kingdom)	EUR	880,000	988,916

Green Tree Home Improvement Loan Trust
Ser. 95-F, Class B2, 7.1s, 2021		$975	974

GreenPoint Mortgage Funding Trust FRB
Ser. 05-HY1, Class M1, 0.737s, 2035		500,000	365,450

GSAA Trust FRB Ser. 05-8, Class M1, 0.677s, 2035		800,000	600,000

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.547s, 2036		550,000	400,125

JPMorgan Mortgage Acquisition Trust FRB
Ser. 06-CH1, Class M3, 0.505s, 2036		800,000	557,920

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047		410,000	295,200
Ser. 15-R4, Class CB3, 0.598s, 2047 ##		80,000	39,328

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.717s, 2035		357,015	316,851
FRB Ser. 05-3, Class M1, 0.657s, 2035		351,987	315,908
FRB Ser. 05-3, Class A2, 0.537s, 2035		502,838	451,096

Nationstar HECM Loan Trust 144A Ser. 15-1A,
Class A, 3.844s, 2018		289,295	289,295

Nomura Resecuritization Trust 144A FRB
Ser. 14-7R, Class 2A3, 0.385s, 2035		498,143	418,440

Residential Asset Mortgage Products Trust FRB
Ser. 05-EFC2, Class M6, 0.897s, 2035		350,000	279,993

Structured Asset Securities Corp. Mortgage Loan
Trust FRB Ser. 05-WF3, Class M3, 0.767s, 2035 F		1,025,867	777,095

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045		2,037,291	1,792,756
FRB Ser. 05-AR8, Class 2AC2, 0.647s, 2045		1,254,297	1,126,986
FRB Ser. 05-AR13, Class A1B2, 0.617s, 2045		918,940	824,749
FRB Ser. 05-AR17, Class A1B2, 0.597s, 2045		766,176	662,742
FRB Ser. 05-AR19, Class A1C4, 0.587s, 2045		688,632	602,828
FRB Ser. 05-AR8, Class 2AC3, 0.577s, 2045		447,195	399,122
FRB Ser. 05-AR17, Class A1B3, 0.537s, 2045		1,188,479	1,035,462
FRB Ser. 05-AR6, Class 2A1C, 0.527s, 2045		567,241	507,681

			32,988,869

Total mortgage-backed securities (cost $117,987,425)			$124,278,470

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (39.1%)*		Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, July 1, 2045		$3,000,000	$3,369,844
4 1/2s, TBA, July 1, 2045		6,000,000	6,487,031
4s, TBA, July 1, 2045		2,000,000	2,118,750
3 1/2s, TBA, July 1, 2045		33,000,000	34,002,890
3s, TBA, July 1, 2045		62,000,000	61,748,125

Total U.S. government and agency mortgage
obligations (cost $108,879,727)			$107,726,640

U.S. TREASURY OBLIGATIONS (—%)*		Principal amount	Value

U.S. Treasury Inflation Protected Securities
2.125%, February 15, 2041 i		$110,187	$137,583

Total U.S. treasury obligations (cost $137,583)			$137,583

Putnam VT Diversified Income Fund 7

CORPORATE BONDS AND NOTES (32.3%)*	Principal amount	Value

Basic materials (2.7%)
A Schulman, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	$209,000	$213,180

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019
(France)	160,000	191,200

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s,
2025 (France)	86,000	86,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s,
2039 (France)	66,000	65,670

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	292,000	307,330

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	135,000	133,650

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	265,000	283,550

Cemex SAB de CV 144A company
guaranty sr. notes 6 1/2s, 2019 (Mexico)	205,000	215,189

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025	60,000	58,200

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023	119,000	115,281

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	195,000	191,588

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021	276,000	285,246

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	8,000	7,919

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	227,000	216,785

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	284,000	300,330

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	158,000	182,490

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	172,000	157,810

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	270,000	288,225

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	260,000	259,350

Huntsman International, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2022	112,000	110,320

JMC Steel Group, Inc. 144A sr. unsec.
notes 8 1/4s, 2018	81,000	74,115

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	256,000	272,640

Mercer International, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	149,000	160,175

Momentive Performance Materials, Inc. company
guaranty sr. notes 3.88s, 2021	200,000	179,500

Momentive Performance Materials, Inc. escrow
company guaranty sr. notes 8 7/8s, 2020 F	200,000	2

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022
(Canada)	119,000	117,215

Norbord, Inc. 144A company
guaranty sr. notes 6 1/4s, 2023 (Canada)	130,000	131,312

NOVA Chemicals Corp. 144A sr. unsec. notes 5s,
2025 (Canada)	40,000	40,150

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)	215,000	223,600

Platform Specialty Products Corp. 144A sr. unsec.
notes 6 1/2s, 2022	145,000	150,438

PQ Corp. 144A sr. notes 8 3/4s, 2018	170,000	173,400

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Basic materials cont.
Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	$128,000	$130,880

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017	225,000	226,688

SBA Communications Corp. sr. sub. unsec.
notes 4 7/8s, 2022	179,000	174,301

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	216,000	218,160

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	45,000	45,338

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	35,000	38,588

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	170,000	170,638

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	54,000	53,190

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)	109,000	134,615

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	40,000	41,850

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2024	50,000	50,000

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	25,000	24,813

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/8s, 2021	30,000	30,060

TMS International Corp. 144A company
guaranty sr. unsec. notes 7 5/8s, 2021	120,000	117,000

TPC Group, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020	140,000	129,500

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023	50,000	50,500

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	130,000	136,663

USG Corp. 144A company guaranty sr. unsec.
notes 5 1/2s, 2025	73,000	72,726

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. bonds 6s, 2023	70,000	66,150

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	198,000	200,475

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	227,000	228,703

		7,532,698
Capital goods (2.1%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	470,000	486,450

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	508,000	574,040

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	120,000	119,100

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2022	113,000	112,859

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6 1/2s, 2023 (Canada)	125,000	127,500

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	87,000	84,390

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	105,000	105,394

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s,
2025 (Canada)	231,000	209,633

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	247,000	267,995

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	96,000	90,660

Crown Cork & Seal Co., Inc. sr. unsec.
bonds 7 3/8s, 2026	100,000	112,250

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Capital goods cont.
DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)	$250,000	$259,375

Gates Global, LLC/Gates Global Co. 144A
sr. unsec. notes 6s, 2022	195,000	176,231

Huntington Ingalls Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2021	85,000	86,488

KLX, Inc. 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	237,000	239,344

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	305,000	328,638

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	306,000	279,225

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	70,000	71,225

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	155,000	163,913

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023	150,000	149,625

Oshkosh Corp. company guaranty sr. sub. unsec.
notes 5 3/8s, 2025	85,000	85,000

Oshkosh Corp. company guaranty sr. unsec.
notes 5 3/8s, 2022	389,000	397,753

Owens-Brockway Glass Container, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2025	150,000	146,625

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018	264,000	277,860

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	270,000	271,350

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	50,000	53,750

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6 1/2s, 2024	85,000	83,938

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5 1/2s, 2020	114,000	113,288

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 3/4s, 2025	215,000	208,148

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2022	150,000	146,933

		5,828,980
Communication services (3.6%)
Altice Financing SA 144A company
guaranty sr. notes 6 5/8s, 2023 (Luxembourg)	200,000	198,500

Altice SA 144A company guaranty sr. notes 7 3/4s,
2022 (Luxembourg)	400,000	387,500

Altice SA 144A company guaranty sr. unsec.
notes 7 5/8s, 2025 (Luxembourg)	200,000	188,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	66,000	71,610

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	13,000	14,040

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	499,000	521,455

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	35,000	34,475

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	85,000	82,556

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	175,000	175,547

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	50,000	50,063

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	257,000	258,863

Crown Castle International Corp. sr. unsec.
unsub. notes 4 7/8s, 2022 R	90,000	90,450

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Communication services cont.
CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		$254,000	$243,840

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		200,000	211,000

Digicel, Ltd. 144A company guaranty sr. unsec.
notes 6 3/4s, 2023 (Jamaica)		200,000	195,500

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2024		180,000	172,913

Frontier Communications Corp. sr. unsec.
notes 6 1/4s, 2021		20,000	18,200

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024		60,000	53,250

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)		105,000	95,550

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		189,000	186,874

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 8 1/8s, 2023
(Luxembourg)		154,000	127,820

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7 3/4s, 2021
(Luxembourg)		284,000	237,140

Level 3 Communications, Inc. sr. unsec.
unsub. notes 5 3/4s, 2022		60,000	59,550

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020		26,000	27,593

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021		65,000	68,166

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022		130,000	131,300

Numericable Group SA 144A sr. bonds 6 1/4s, 2024
(France)		200,000	196,000

Numericable Group SA 144A sr. notes 6s, 2022
(France)		600,000	589,500

Numericable-SFR 144A sr. bonds 5 5/8s, 2024
(France)	EUR	100,000	112,600

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		$221,000	220,448

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020		70,000	72,625

Sprint Capital Corp. company guaranty 6 7/8s, 2028		182,000	156,520

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018		363,000	409,921

Sprint Corp. company guaranty sr. unsec.
notes 7 7/8s, 2023		418,000	407,675

Sprint Corp. company guaranty sr. unsec.
notes 7 1/4s, 2021		175,000	170,625

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023		297,000	308,138

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019		85,000	87,550

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2025		135,000	138,038

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		258,000	264,450

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022		240,000	246,600

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023		120,000	122,850

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	365,000	443,495

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 1/4s, 2022 (Luxembourg)	EUR	110,000	132,291

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Communication services cont.
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH company guaranty sr. notes
5 5/8s, 2023 (Germany)	EUR	93,600	$112,698

Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH company guaranty sr. notes Ser.
REGS, 5 3/4s, 2023 (Germany)	EUR	98,100	117,569

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	200,498

Virgin Media Secured Finance PLC 144A
sr. notes 6s, 2021 (United Kingdom)	GBP	261,000	426,594

West Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022		$239,000	224,063

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019		379,000	404,583

Wind Acquisition Finance SA 144A company
guaranty sr. notes 4s, 2020 (Luxembourg)	EUR	125,000	139,281

Windstream Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2021		$149,000	136,335

Windstream Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2023		145,000	117,994

			9,860,696
Consumer cyclicals (5.5%)
AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022		115,000	116,725

AMC Entertainment, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2025		95,000	93,100

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10 1/4s, 2022		157,000	167,598

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017		231,000	229,268

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021		97,000	74,205

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023		109,000	111,725

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)		250,000	248,855

Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A company guaranty sr.
unsec. notes 6 1/8s, 2022 (Canada)		125,000	124,050

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021		150,000	156,375

Building Materials Corp. of America 144A
sr. unsec. notes 5 3/8s, 2024		323,000	317,138

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024		45,000	45,504

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021		120,000	123,300

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022		67,000	66,414

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023		65,000	62,481

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		50,000	52,875

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020		162,000	168,885

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022		395,000	411,294

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		$133,000	$122,028

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024		95,000	93,813

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		383,000	399,517

Family Tree Escrow, LLC 144A sr. unsec.
unsub. notes 5 3/4s, 2023		60,000	62,700

Family Tree Escrow, LLC 144A sr. unsec.
unsub. notes 5 1/4s, 2020		45,000	47,081

FCA US, LLC/CG Co-Issuer, Inc. company
guaranty notes 8 1/4s, 2021		410,000	446,900

Gannett Co., Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019		3,000	3,090

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		33,000	32,685

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		150,000	152,813

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 7/8s, 2020		180,000	183,150

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 3/8s, 2018		70,000	71,838

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020		258,000	273,480

Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes
6 5/8s, 2022 (Canada)	CAD	335,000	278,273

Grupo Televisa SAB sr. unsec. unsub. notes
Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	3,500,000	188,333

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		$157,000	166,420

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		105,000	106,313

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2021		268,000	242,540

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019		305,000	290,665

Interactive Data Corp. 144A company
guaranty sr. unsec. notes 5 7/8s, 2019		42,000	42,210

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021		105,000	107,888

JC Penney Corp, Inc. company guaranty sr. unsec.
bonds 8 1/8s, 2019		24,000	23,760

JC Penney Corp, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2018		44,000	43,065

JC Penney Corp, Inc. company guaranty sr. unsec.
unsub. notes 5.65s, 2020		29,000	26,173

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		115,000	102,925

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		248,000	233,430

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		246,000	272,138

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		105,000	110,513

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022		70,000	72,450

Lamar Media Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024		84,000	84,945

Lender Processing Services, Inc./Black Knight
Lending Solutions, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		157,000	166,420

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		243,000	238,748

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023		65,000	66,056

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)		310,000	299,150

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Media General Financing Sub, Inc. 144A sr. unsec.
notes 5 7/8s, 2022	$118,000	$119,475

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020	210,000	222,600

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020	168,000	169,260

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	181,000	189,145

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019	691,867	735,974

Navistar International Corp. sr. notes 8 1/4s, 2021	31,000	29,605

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028	125,000	125,625

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡	244,000	261,995

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8s, 2021	100,000	105,250

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. notes 5 1/2s, 2021
(Luxembourg)	253,000	254,581

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	77,000	82,198

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
notes 5 7/8s, 2025	125,000	129,375

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
notes 5 5/8s, 2024	203,000	208,583

Owens Corning company guaranty sr. unsec.
unsub. notes 4.2s, 2024	165,000	161,688

Penn National Gaming, Inc. sr. unsec.
notes 5 7/8s, 2021	200,000	201,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	200,000	208,000

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	140,000	141,750

Petco Animal Supplies, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2018	140,000	145,075

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023	183,000	181,170

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2022	35,000	35,392

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	48,000	50,340

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5 3/8s, 2023	145,000	142,825

Scientific Games Corp. company
guaranty sr. unsec. sub. notes 8 1/8s, 2018	51,000	48,195

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10s, 2022	285,000	272,888

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	45,000	34,988

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	145,000	149,713

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2021	87,000	89,828

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021	38,000	38,285

Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022	32,000	32,880

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	213,000	208,208

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 6s, 2024		$150,000	$151,125

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5 7/8s, 2020		184,000	189,520

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022		25,000	26,125

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021		301,000	307,773

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2022		15,000	15,975

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020		15,000	15,863

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020		85,000	89,505

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025		95,000	96,425

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021		140,000	148,400

Standard Pacific Corp. company
guaranty sr. unsec. notes 5 7/8s, 2024		80,000	82,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		169,000	160,550

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024		70,000	67,375

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021		300,000	295,500

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2020		120,000	122,850

TEGNA, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2021		63,000	62,528

Thomas Cook Finance PLC 144A company
guaranty sr. unsec. bonds 6 3/4s, 2021
(United Kingdom)	EUR	335,000	386,236

Tri Pointe Holdings, Inc. sr. unsec.
notes 5 7/8s, 2024		$150,000	147,000

Tribune Co. 144A company guaranty sr. unsec.
notes 5 7/8s, 2022		130,000	130,975

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		107,000	112,618

			15,006,436
Consumer staples (2.1%)
Ashtead Capital, Inc. 144A company
guaranty notes 5 5/8s, 2024		200,000	199,500

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022		250,000	265,000

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		195,000	192,563

BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)		70,000	69,038

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022
(Canada)		340,000	349,350

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		225,000	231,188

CEC Entertainment, Inc. company
guaranty sr. unsec. notes 8s, 2022		104,000	103,220

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11s, 2021		375,000	396,563

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	125,375

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		60,000	59,100

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Consumer staples cont.
Constellation Brands, Inc. company
guaranty sr. unsec. notes 3 3/4s, 2021	$285,000	$279,300

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	233,000	228,340

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R	50,000	49,750

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023	135,000	137,194

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	394,000	319,140

ESAL GmbH 144A company guaranty sr. unsec.
notes 6 1/4s, 2023 (Brazil)	200,000	197,250

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)	83,000	87,980

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	460,000	484,725

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	60,000	62,250

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	414,000	444,015

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025	80,000	80,800

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021	145,000	145,000

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021	290,000	284,200

Rite Aid Corp. 144A company guaranty sr. unsec.
notes 6 1/8s, 2023	175,000	180,250

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	55,000	59,538

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2024	143,000	140,855

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 1/2s, 2025	125,000	121,094

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	328,000	334,970

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	165,000	162,525

WhiteWave Foods Co. (The) company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	85,000	89,675

		5,879,748
Energy (5.5%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	165,000	9,900

Antero Resources Corp. company
guaranty sr. unsec. notes 5 1/8s, 2022	135,000	127,575

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023	95,000	91,794

Antero Resources Finance Corp. company
guaranty sr. unsec. notes 5 3/8s, 2021	150,000	144,000

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)	110,000	102,025

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)	18,000	16,920

California Resources Corp. company
guaranty sr. unsec. notes 6s, 2024	313,000	269,180

California Resources Corp. company
guaranty sr. unsec. notes 5s, 2020	100,000	88,000

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	195,000	158,925

CHC Helicopter SA company
guaranty sr. notes 9 1/4s, 2020 (Canada)	283,500	206,246

Chesapeake Energy Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021	61,000	57,340

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Energy cont.
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023	$115,000	$104,075

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 4 7/8s, 2022	95,000	82,413

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	300,000	312,750

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	207,000	207,000

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	116,000	115,420

CONSOL Energy, Inc. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	90,000	76,500

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	43,000	41,280

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022	170,000	152,150

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	135,000	85,388

Exterran Partners LP/EXLP Finance Corp. company
guaranty sr. unsec. notes 6s, 2022	160,000	152,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	82,000	86,920

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	21,000	22,523

FTS International, Inc. 144A company
guaranty sr. FRN 7.783s, 2020	75,000	74,632

Gazprom OAO Via Gaz Capital SA sr. unsec.
notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)	335,000	331,650

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)	240,000	236,400

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)	690,000	766,763

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	404,000	423,190

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	150,000	100,875

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	382,000	251,165

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	180,000	194,400

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 5 1/2s, 2022	45,000	46,913

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	70,000	65,639

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	158,000	93,220

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	206,000	132,355

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	94,000	70,500

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2019	120,000	96,900

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	315,000	246,488

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. unsub. notes 10 3/8s, 2017
(Canada) F	104,000	6

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s, 2022
(Russia)	430,000	444,083

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Energy cont.
Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	$300,000	$60,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	100,000	102,000

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/8s, 2026	95,000	94,050

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	110,000	109,725

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022	155,000	157,325

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	250,000	152,345

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	113,000	68,930

Paragon Offshore PLC 144A company
guaranty sr. unsec. notes 6 3/4s, 2022	85,000	28,050

Paragon Offshore PLC 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2024	284,000	92,300

Pertamina Persero PT 144A sr. unsec.
notes 4 7/8s, 2022 (Indonesia)	200,000	201,750

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.3s, 2023 (Indonesia)	285,000	272,888

Petrobras Global Finance BV company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	52,000	46,234

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)	3,220,000	1,610,000

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)	1,065,000	361,035

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)	711,000	469,616

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)	413,000	402,262

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)	1,270,000	869,950

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)	760,000	267,900

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2035 (Mexico)	380,000	405,650

Petroleos Mexicanos 144A company
guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)	85,000	83,229

Petroleos Mexicanos 144A company
guaranty sr. unsec. unsub. notes 5 5/8s, 2046
(Mexico)	475,000	445,470

Petroleos Mexicanos 144A company
guaranty sr. unsec. unsub. notes 3 1/2s, 2020
(Mexico)	220,000	222,642

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. notes 5 5/8s, 2022	60,000	58,650

Rose Rock Midstream LP/Rose Rock Finance Corp.
144A company guaranty sr. unsec. notes 5 5/8s, 2023	95,000	91,913

Sabine Pass Liquefaction, LLC company
guaranty sr. notes 5 5/8s, 2023	100,000	99,656

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022	100,000	104,000

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024	100,000	99,625

Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020	95,000	98,325

Samson Investment Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2020	535,000	30,763

SandRidge Energy, Inc. 144A company
guaranty notes 8 3/4s, 2020	185,000	167,888

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Energy cont.
Seven Generations Energy, Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)		$170,000	$180,625

Seventy Seven Energy, Inc. sr. unsec.
notes 6 1/2s, 2022		20,000	12,600

Shelf Drilling Holdings, Ltd. 144A
sr. notes 8 5/8s, 2018		194,000	172,660

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		130,000	133,250

Tervita Corp. 144A company guaranty
sr. notes 9s, 2018 (Canada)	CAD	50,000	35,629

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$60,000	54,600

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018
(Canada)		45,000	31,455

Triangle USA Petroleum Corp. 144A sr. unsec.
notes 6 3/4s, 2022		30,000	23,250

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021		220,000	213,400

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021		210,000	206,325

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022		165,000	175,313

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 4 7/8s, 2023		305,000	300,806

			15,099,587
Financials (5.1%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022		165,000	162,525

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2031		293,000	350,868

American International Group, Inc. jr. sub. FRB
8.175s, 2058		72,000	95,328

Baggot Securities, Ltd. 144A jr.
sub. notes 10.24s, perpetual maturity (Ireland)	EUR	630,000	723,089

Banco do Brasil SA/Cayman 144A unsec.
sub. notes 5 7/8s, 2022 (Brazil)		$1,295,000	1,279,854

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity		175,000	172,375

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity		80,000	82,800

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)		39,000	39,975

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025		75,000	77,625

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023		99,000	99,990

CIT Group, Inc. sr. unsec. notes 5s, 2023		125,000	124,688

CIT Group, Inc. sr. unsec. notes 5s, 2022		325,000	321,750

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		175,000	182,438

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		70,000	69,475

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025		85,000	86,377

CNO Financial Group, Inc. sr. unsec.
unsub. notes 4 1/2s, 2020		90,000	91,350

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019		118,000	60,328

Credit Acceptance Corp. company
guaranty sr. unsec. bonds 6 1/8s, 2021		134,000	134,335

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020		160,000	121,200

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031		250,000	312,188

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Financials cont.
E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022		$115,000	$117,875

E*Trade Financial Corp. sr. unsec.
unsub. notes 4 5/8s, 2023		150,000	148,125

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB 6.15s, 2066		78,000	47,580

HSBC Capital Funding LP/Jersey bank guaranty jr.
unsec. sub. FRB 5.13s, perpetual maturity
(Jersey)	EUR	208,000	236,526

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. notes 8 1/8s, 2019 ‡‡		$53,000	52,735

HUB International, Ltd. 144A sr. unsec.
notes 7 7/8s, 2021		220,000	224,400

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022		195,000	198,656

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R		145,000	151,888

iStar Financial, Inc. sr. unsec. notes 5s, 2019 R		10,000	9,863

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)		125,000	140,156

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R		102,000	107,738

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s,
2022 R		265,000	283,219

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020		100,000	99,750

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	251,438

Ocwen Financial Corp. 144A company
guaranty sr. unsec. notes 7 1/8s, 2019		101,000	94,435

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2019		109,000	113,633

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021		100,000	103,750

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		102,000	107,865

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		60,000	58,875

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		245,000	232,750

Royal Bank of Scotland Group PLC jr. sub. unsec.
FRN Ser. U, 7.64s, perpetual maturity
(United Kingdom)		300,000	321,750

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.092s, perpetual maturity
(United Kingdom)	EUR	400,000	477,156

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)		$105,000	104,872

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)		900,000	928,800

Sberbank of Russia Via SB Capital SA 144A
sr. notes 6 1/8s, 2022 (Russia)		250,000	241,875

Societe Generale SA 144A jr. unsec. sub. FRB
7 7/8s, perpetual maturity (France)		200,000	202,000

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017		175,000	185,500

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		155,000	152,869

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020		230,000	232,576

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	215,408

TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 8 1/2s, 2018		25,000	20,500

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Financials cont.
UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN,
7.152s, perpetual maturity (Jersey)	EUR	200,000	$246,382

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (Ukraine)		$250,000	191,250

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		299,000	303,485

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)		255,000	228,863

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s,
perpetual maturity (Russia)		1,000,000	902,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,548,000	1,565,446

Walter Investment Management Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2021		140,000	129,850

			14,020,897
Health care (2.5%)
Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 6 1/8s, 2021		225,000	231,750

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 5 1/8s, 2022		85,000	84,363

Capsugel SA 144A sr. unsec. notes 7s, 2019
(Luxembourg) ‡‡		50,000	50,881

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		135,000	139,050

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2021		30,000	30,563

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018		42,000	43,050

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022		40,000	42,200

Concordia Healthcare Corp. 144A company
guaranty sr. unsec. notes 7s, 2023 (Canada)		125,000	125,000

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022		245,000	214,988

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2024		66,000	64,886

DPx Holdings BV 144A sr. unsec. notes 7 1/2s,
2022 (Netherlands)		212,000	221,010

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022		277,000	280,463

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2023		158,000	156,025

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc.
144A company guaranty sr. unsec. notes 6s, 2025		200,000	203,250

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc.
144A company guaranty sr. unsec. notes 6s, 2023		200,000	204,500

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	225,360

Halyard Health, Inc. 144A sr. unsec.
notes 6 1/4s, 2022		156,000	163,410

HCA, Inc. company guaranty sr. unsec.
bonds 5 3/8s, 2025		50,000	50,815

HCA, Inc. sr. notes 6 1/2s, 2020		497,000	555,398

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		74,000	85,008

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022		100,000	102,125

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡		140,000	142,968

Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019		190,000	202,350

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018		242,000	257,730

Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/2s, 2025
(Luxembourg)		132,000	128,370

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Health care cont.
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.95s, 2024 R	$135,000	$138,081

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	48,000	51,360

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2024	378,000	395,010

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2022	279,000	292,950

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6 1/2s, 2023	109,000	110,635

Teleflex, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2024	50,000	50,635

Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021	42,000	41,580

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021	117,000	114,368

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	342,000	372,780

Tenet Healthcare Corp. company
guaranty sr. notes 6s, 2020	164,000	174,865

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020	35,000	35,547

Tenet Healthcare Corp. 144A company
guaranty sr. FRN 3.786s, 2020	155,000	156,356

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 7s, 2020	40,000	41,600

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	160,000	168,400

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 1/2s, 2023	80,000	80,600

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 6 1/8s, 2025	150,000	154,500

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 5 7/8s, 2023	167,000	171,175

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 5 3/8s, 2020	158,000	162,345

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020	265,000	275,600

		6,993,900
Technology (1.2%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	85,000	89,463

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	148,000	122,100

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	463,000	452,583

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6s, 2025	70,000	69,738

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	79,000	91,245

First Data Corp. company guaranty sr. unsec.
notes 11 1/4s, 2021	78,000	86,580

First Data Corp. company guaranty sr. unsec.
sub. notes 11 3/4s, 2021	160,000	180,000

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	139,000	146,645

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	115,000	121,900

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022	245,000	249,288

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023 R	210,000	219,450

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022	181,000	184,168

Micron Technology, Inc. 144A sr. unsec.
notes 5 1/4s, 2023	214,000	205,173

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020
(Japan)	430,000	431,613

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Technology cont.
SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 6 5/8s, 2019		$145,000	$149,713

Techem Energy Metering Service GmbH 144A
sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	230,000	278,031

Zebra Technologies Corp. 144A sr. unsec.
unsub. notes 7 1/4s, 2022		$213,000	230,573

			3,308,263
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6 3/8s, 2023		190,000	180,025

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023		268,000	271,350

			451,375
Utilities and power (1.8%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		390,000	378,300

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021		180,000	197,325

AES Corp./Virginia (The) sr. unsec.
unsub. notes 4 7/8s, 2023		85,000	80,963

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		335,000	325,788

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		50,000	52,875

Calpine Corp. 144A company
guaranty sr. notes 5 7/8s, 2024		40,000	42,400

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037		290,000	310,394

Dynegy, Inc. 144A company guaranty sr. unsec.
notes 7 3/8s, 2022		20,000	20,950

Dynegy, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2019		468,000	486,954

Dynegy, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 5/8s, 2024		10,000	10,575

El Paso Natural Gas Co., LLC sr. unsec.
debs. 8 5/8s, 2022		345,000	425,538

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s,
2022 (In default) †		134,882	153,597

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		201,000	226,628

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		70,000	73,500

EP Energy, LLC/Everest Acquisition Finance, Inc.
sr. unsec. notes 9 3/8s, 2020		345,000	369,581

EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. unsec. notes 6 3/8s, 2023		70,000	70,175

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		261,000	265,568

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	66,300

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021		400,000	426,000

NRG Yield Operating, LLC 144A company
guaranty sr. unsec. notes 5 3/8s, 2024		85,000	85,638

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		175,000	186,290

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		155,000	157,759

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5s, 2022		85,000	86,343

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023		69,000	66,585

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Utilities and power cont.
Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022		$199,000	$201,985

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †		119,000	72,590

			4,840,601

Total corporate bonds and notes (cost $93,571,205)			$88,823,181

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.7%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina) (In default) †		$672,978	$634,282

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		2,270,000	2,215,520

Argentina (Republic of) sr. unsec.
unsub. notes Ser. 1, 8 3/4s, 2017
(Argentina) (In default) †		150,000	141,000

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		1,017,880	863,162

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033
(Argentina) (In default) †		1,770,774	1,702,599

Brazil (Federal Republic of) unsec. notes 10s,
2017 (Brazil) (units)	BRL	1,350	412,524

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10 7/8s, 2021 (Argentina)		$425,000	425,000

Chile (Republic of) notes 5 1/2s, 2020 (Chile)	CLP	235,500,000	391,922

Costa Rica (Republic of) 144A unsec. notes 7s,
2044 (Costa Rica)		$200,000	193,500

Croatia (Republic of) 144A sr. unsec. bonds 6s,
2024 (Croatia)		400,000	422,000

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		360,000	388,350

Egypt (Government of) 144A sr. unsec.
notes 5 7/8s, 2025 (Egypt)		200,000	195,000

Ghana (Republic of) 144A unsec. notes 8 1/2s,
2017 (Ghana)		274,000	282,220

Ghana (Republic of) 144A unsec. notes 7 7/8s,
2023 (Ghana)		947,185	864,306

Hellenic (Republic of) sr. unsec. bonds 4 3/4s,
2019 (Greece)	EUR	2,280,000	1,394,971

Hellenic (Republic of) sr. unsec. notes 3 3/8s,
2017 (Greece)	EUR	2,186,000	1,364,048

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2038 (Greece) ††	EUR	562,543	234,962

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2037 (Greece) ††	EUR	50,102	21,002

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2036 (Greece) ††	EUR	452,051	188,646

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2035 (Greece) ††	EUR	396,222	164,676

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2034 (Greece) ††	EUR	204,967	85,071

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2033 (Greece) ††	EUR	171,524	71,168

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (7.7%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2032 (Greece) ††	EUR	246,577	$102,811

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2031 (Greece) ††	EUR	84,480	35,555

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2030 (Greece) ††	EUR	1,075,053	454,612

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2029 (Greece) ††	EUR	127,387	54,620

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2028 (Greece) ††	EUR	1,070,533	463,979

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2027 (Greece) ††	EUR	408,920	179,618

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2026 (Greece) ††	EUR	1,119,402	498,400

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2025 (Greece) ††	EUR	2,672,753	1,238,311

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2024 (Greece) ††	EUR	393,427	185,384

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2023 (Greece) ††	EUR	1,173,192	570,259

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		$575,000	649,750

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)		695,000	558,606

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s,
2024 (Kenya)		200,000	203,540

Russia (Federation of) 144A sr. notes 5 5/8s,
2042 (Russia)		200,000	187,500

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)		235,000	230,006

Turkey (Republic of) unsec. bonds 6s, 2041
(Turkey)		975,000	1,031,063

Ukraine (Government of) 144A sr. unsec.
notes 9 1/4s, 2017 (Ukraine)		1,805,000	864,144

United Mexican States sr. unsec. notes 5 3/4s,
2110 (Mexico)		220,000	216,150

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7s, 2038 (Venezuela)		265,000	94,340

Venezuela (Bolivarian Republic of) 144A
sr. unsec. unsub. bonds 13 5/8s, 2018
(Venezuela)		1,215,000	789,750

Total foreign government and agency bonds
and notes (cost $28,410,949)			$21,264,327

SENIOR LOANS (2.5%)* [c]		Principal amount	Value

Basic materials (—%)
Atkore International, Inc. bank term loan FRN
4 1/2s, 2021		$103,950	$100,312

			100,312
Capital goods (0.1%)
Gates Global, LLC/Gates Global Co. bank term loan
FRN 4 1/4s, 2021		125,125	123,092

TransDigm, Inc. bank term loan FRN Ser. E,
3 1/2s, 2022		39,905	39,392

			162,484

16 Putnam VT Diversified Income Fund

SENIOR LOANS (2.5%)* [c] cont.	Principal amount	Value

Communication services (0.2%)
Asurion, LLC bank term loan FRN 8 1/2s, 2021	$148,000	$150,072

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	162,543	162,655

Level 3 Financing, Inc. bank term loan FRN
Ser. B1, 4s, 2020	80,000	79,375

Level 3 Financing, Inc. bank term loan FRN
Ser. B2, 5s, 2022	125,000	124,024

		516,126
Consumer cyclicals (1.3%)
Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022	230,000	229,713

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11s, 2017	994,505	889,549

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 11 1/2s, 2017	69,650	60,561

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021	262,350	221,686

CPG International, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2020	98,916	97,927

Getty Images, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	225,946	167,482

iHeartCommunications, Inc. bank term loan FRN
Ser. D, 6.935s, 2019	319,000	293,945

JC Penney Corp., Inc. bank term loan FRN 5s, 2019	134,075	133,672

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022	95,000	95,000

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	65,367	65,367

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020	284,429	282,554

ROC Finance, LLC bank term loan FRN 5s, 2019	482,970	472,103

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	55,000	53,900

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	109,722	106,979

Univision Communications, Inc. bank term loan FRN
4s, 2020	296,753	294,527

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021	58,333	58,242

		3,523,207
Consumer staples (0.2%)
CEC Entertainment, Inc. bank term loan FRN
Ser. B, 4s, 2021	147,138	142,907

Libbey Glass, Inc. bank term loan FRN Ser. B,
3 3/4s, 2021	89,100	89,044

Restaurant Brands International, Inc. bank term
loan FRN Ser. B, 3 3/4s, 2021 (Canada)	148,510	148,325

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2019	169,360	169,201

		549,477
Health care (0.2%)
Grifols Worldwide Operations USA, Inc. bank term
loan FRN 3.185s, 2021	232,063	231,917

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4 3/4s, 2021	79,200	77,495

Par Pharmaceutical Cos., Inc. bank term loan FRN
Class B2, 4s, 2019	89,183	89,015

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Netherlands)	123,750	122,866

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 3 1/2s, 2020	119,410	118,963

		640,256
Technology (0.4%)
Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	140,056	139,131

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	217,708	210,043

Dell International, LLC bank term loan FRN
Ser. B2, 4s, 2020	180,492	180,267

First Data Corp. bank term loan FRN 4.187s, 2021	12,896	12,917

SENIOR LOANS (2.5%)* [c] cont.	Principal amount	Value

Technology cont.
First Data Corp. bank term loan FRN Ser. B,
3.687s, 2018	$121,183	$120,729

Freescale Semiconductor, Inc. bank term loan FRN
Ser. B5, 5s, 2021	319,313	320,288

		983,375
Utilities and power (0.1%)
Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.671s, 2017	499,637	286,042

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.671s, 2017	5,128	2,936

		288,978

Total senior loans (cost $7,148,204)		$6,764,215

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.0875)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.0875	$9,472,600	$322,637

(2.685)/3 month USD-LIBOR-
BBA/Sep-25	Sep-15/2.685	18,736,500	175,561

2.474/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.474	16,840,900	124,623

(1.548)/3 month USD-LIBOR-
BBA/Dec-17	Dec-15/1.548	84,204,500	112,834

2.434/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.434	16,840,900	93,972

2.391/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.391	33,681,800	90,267

2.2575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.2575	17,008,900	25,173

2.1325/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.1325	17,008,900	6,633

2.151/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.151	33,681,800	34

Citibank, N.A.
2.493/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.493	16,881,600	178,439

2.403/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.403	16,881,600	113,107

(2.087)/3 month USD-LIBOR-
BBA/May-18	May-16/2.087	34,590,200	83,708

2.368/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.368	16,840,900	34,524

2.268/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.268	16,840,900	8,589

Credit Suisse International
(2.915)/3 month USD-LIBOR-
BBA/Apr-47	Apr-17/2.915	3,749,700	402,415

2.44375/3 month USD-LIBOR-
BBA/Aug-25	Aug-15/2.44375	33,763,200	315,686

2.43375/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.43375	33,763,200	266,392

(3.315)/3 month USD-LIBOR-
BBA/Apr-47	Apr-17/3.315	3,749,700	255,186

(2.70125)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.70125	33,763,200	85,083

Goldman Sachs International
2.4575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.4575	33,763,200	317,712

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82	3,603,400	266,111

(2.7475)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.7475	33,763,200	81,707

(2.18625)/3 month USD-LIBOR-
BBA/Jun-18	Jun-16/2.18625	34,590,200	71,602

(2.5705)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.5705	33,681,800	45,134

2.06625/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.06625	35,649,000	2,139

Putnam VT Diversified Income Fund 17

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)* cont.
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98	$43,170,500	$62,166

Total purchased swap options outstanding (cost $3,566,722)			$3,541,434

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.1%)*	date/Strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Aug-15/$99.02	$14,400,000	$137,837

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Jul-15/101.86	18,000,000	648

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Jul-15/103.42	18,000,000	18

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/99.13	17,000,000	185,351

Total purchased options outstanding (cost $589,219)			$323,854

PREFERRED STOCKS (0.2%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	219	$221,293

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	6,980	181,340

M/I Homes, Inc. Ser. A, $2.438 pfd.	5,132	135,895

Total preferred stocks (cost $496,592)		$538,528

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R	$125,000	$150,625

Total convertible bonds and notes (cost $129,913)		$150,625

COMMON STOCKS (—%)*	Shares	Value

Connacher Oil and Gas, Ltd. (Canada) †	7,894	$12,325

Connacher Oil and Gas, Ltd. (Canada) †	1,837	3,035

Lone Pine Resources Canada, Ltd. (Canada) † F	12,972	519

Lone Pine Resources, Inc. Class A (Canada) † F	12,972	519

Tribune Co. Class 1C F	55,356	13,839

Total common stocks (cost $431,747)		$30,237

SHORT-TERM INVESTMENTS (12.8%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.10% L	Shares	22,453,051	$22,453,051

SSgA Prime Money Market Fund Class N 0.04% P	Shares	370,000	370,000

U.S. Treasury Bills 0.08%, July 23, 2015 # ∆ §		$2,802,000	2,801,864

U.S. Treasury Bills 0.03%, November 12, 2015 §		590,000	589,934

U.S. Treasury Bills 0.02%, September 10, 2015 §		30,000	30,001

U.S. Treasury Bills 0.02%, August 20, 2015 ∆ §		470,000	469,990

U.S. Treasury Bills 0.02%, August 13, 2015 # ∆ §		4,470,000	4,469,909

U.S. Treasury Bills 0.02%, July 2, 2015 §		100,000	100,000

U.S. Treasury Bills 0.01%, November 5, 2015 # ∆ §		455,000	454,968

U.S. Treasury Bills 0.01%, October 15, 2015 ∆ §		525,000	524,969

U.S. Treasury Bills 0.01%, October 1, 2015 # §		770,000	769,965

U.S. Treasury Bills 0.01%, July 9, 2015 # ∆ §		2,300,000	2,299,997

Total short-term investments (cost $35,334,696)			$35,334,648

Total investments (cost $396,683,982)			$388,913,742

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemp-
tion from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2015 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $275,405,518.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

18 Putnam VT Diversified Income Fund

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $170,597,469 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	86.8%	United Kingdom	0.9%

Greece	1.9	Luxembourg	0.7

Russia	1.6	Brazil	0.6

Argentina	1.5	Mexico	0.5

Venezuela	1.3	Other	3.1

Canada	1.1	Total	100.0%

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $126,480,663) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/15/15	$1,304,670	$1,284,752	$19,918

	British Pound	Buy	9/16/15	995,943	966,880	29,063

	Canadian Dollar	Buy	7/15/15	80,531	134,308	(53,777)

	Chilean Peso	Sell	7/15/15	408,133	422,149	14,016

	Euro	Sell	9/16/15	101,224	99,601	(1,623)

	Mexican Peso	Buy	7/15/15	1,364,614	1,403,557	(38,943)

	New Zealand Dollar	Sell	7/15/15	1,331,141	1,385,141	54,000

	Norwegian Krone	Buy	9/16/15	126,033	126,741	(708)

	Swedish Krona	Sell	9/16/15	1,417,522	1,410,501	(7,021)

Barclays Bank PLC

	Australian Dollar	Buy	7/15/15	1,254,016	1,294,369	(40,353)

	British Pound	Buy	9/16/15	53,550	24,092	29,458

	Canadian Dollar	Buy	7/15/15	38,904	47,039	(8,135)

	Euro	Sell	9/16/15	2,134,412	2,123,221	(11,191)

	Japanese Yen	Buy	8/19/15	51,468	52,339	(871)

	Mexican Peso	Buy	7/15/15	1,350,814	1,397,586	(46,772)

	New Zealand Dollar	Sell	7/15/15	3,281,080	3,549,945	268,865

	Norwegian Krone	Buy	9/16/15	1,331,875	1,336,769	(4,894)

	Singapore Dollar	Sell	8/19/15	1,462,950	1,483,806	20,856

	South Korean Won	Sell	8/19/15	7,662	7,891	229

	Swedish Krona	Sell	9/16/15	2,919,799	2,887,613	(32,186)

	Swiss Franc	Buy	9/16/15	392,299	388,334	3,965

Citibank, N.A.

	Australian Dollar	Sell	7/15/15	177,714	176,885	(829)

	Brazilian Real	Buy	7/2/15	151,748	154,032	(2,284)

	Brazilian Real	Sell	7/2/15	151,748	143,156	(8,592)

	Brazilian Real	Sell	10/2/15	146,850	149,115	2,265

	British Pound	Buy	9/16/15	576,334	567,898	8,436

	Canadian Dollar	Buy	7/15/15	117,674	165,880	(48,206)

Putnam VT Diversified Income Fund 19

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $126,480,663) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Chilean Peso	Buy	7/15/15	$52,156	$54,671	$(2,515)

	Danish Krone	Buy	9/16/15	30,642	30,622	20

	Euro	Buy	9/16/15	1,167,817	1,196,497	(28,680)

	Japanese Yen	Sell	8/19/15	616,269	629,313	13,044

	Mexican Peso	Buy	7/15/15	1,241,171	1,284,232	(43,061)

	New Zealand Dollar	Sell	7/15/15	879,530	960,944	81,414

	Norwegian Krone	Buy	9/16/15	713,651	716,906	(3,255)

	Philippine Peso	Buy	8/19/15	695,929	702,826	(6,897)

	Swedish Krona	Sell	9/16/15	729,512	716,489	(13,023)

	Swiss Franc	Buy	9/16/15	1,307,126	1,294,143	12,983

Credit Suisse International

	Australian Dollar	Buy	7/15/15	1,374,522	1,429,775	(55,253)

	British Pound	Buy	9/16/15	1,638,232	1,609,229	29,003

	Canadian Dollar	Buy	7/15/15	54,754	144,172	(89,418)

	Euro	Buy	9/16/15	154,236	183,421	(29,185)

	Indian Rupee	Buy	8/19/15	1,286,938	1,269,632	17,306

	Japanese Yen	Sell	8/19/15	54	55	1

	New Zealand Dollar	Sell	7/15/15	1,196,172	1,277,986	81,814

	Norwegian Krone	Buy	9/16/15	903,993	909,237	(5,244)

	Singapore Dollar	Sell	8/19/15	1,446,702	1,467,315	20,613

	Swedish Krona	Sell	9/16/15	3,969,762	3,954,844	(14,918)

	Swiss Franc	Buy	9/16/15	672,711	665,826	6,885

Deutsche Bank AG

	Australian Dollar	Sell	7/15/15	93,059	65,589	(27,470)

	British Pound	Buy	9/16/15	695,998	669,232	26,766

	Canadian Dollar	Sell	7/15/15	766,162	683,217	(82,945)

	Euro	Sell	9/16/15	1,235,225	1,215,123	(20,102)

	New Zealand Dollar	Buy	7/15/15	196,090	304,439	(108,349)

	Norwegian Krone	Sell	9/16/15	514,600	517,227	2,627

	Polish Zloty	Sell	9/16/15	705,138	716,956	11,818

	Swedish Krona	Sell	9/16/15	12,420	12,193	(227)

	Turkish Lira	Sell	9/16/15	29,097	28,919	(178)

Goldman Sachs International

	Australian Dollar	Buy	7/15/15	651,025	640,081	10,944

	British Pound	Buy	9/16/15	757,557	735,289	22,268

	Canadian Dollar	Sell	7/15/15	1,415,850	1,377,913	(37,937)

	Euro	Sell	9/16/15	1,202,971	1,181,318	(21,653)

	Japanese Yen	Buy	8/19/15	3,938	4,022	(84)

	New Zealand Dollar	Buy	7/15/15	1,338,586	1,463,226	(124,640)

	New Zealand Dollar	Sell	7/15/15	1,408,778	1,447,656	38,878

	Norwegian Krone	Sell	9/16/15	631,746	635,134	3,388

	South African Rand	Buy	7/15/15	16,804	16,645	159

	Swedish Krona	Sell	9/16/15	171,154	168,169	(2,985)

HSBC Bank USA, National Association

	Australian Dollar	Sell	7/15/15	108,710	106,868	(1,842)

	British Pound	Buy	9/16/15	734,472	712,817	21,655

	Canadian Dollar	Sell	7/15/15	1,324,112	1,306,985	(17,127)

	Euro	Sell	9/16/15	2,348,244	2,270,762	(77,482)

	Japanese Yen	Sell	8/19/15	1,754,858	1,749,153	(5,705)

	New Zealand Dollar	Buy	7/15/15	637,954	697,054	(59,100)

	Swedish Krona	Sell	9/16/15	302,799	297,415	(5,384)

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $126,480,663) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/15/15	$984,169	$971,840	$12,329

	British Pound	Buy	9/16/15	108,514	78,074	30,440

	Canadian Dollar	Sell	7/15/15	709,005	638,805	(70,200)

	Euro	Sell	9/16/15	1,882,524	1,852,985	(29,539)

	Indian Rupee	Buy	8/19/15	154,947	153,275	1,672

	Japanese Yen	Sell	8/19/15	167,757	166,647	(1,110)

	Mexican Peso	Buy	7/15/15	1,333,003	1,378,817	(45,814)

	New Zealand Dollar	Sell	7/15/15	2,345,234	2,499,594	154,360

	Norwegian Krone	Buy	9/16/15	1,818,974	1,827,949	(8,975)

	Philippine Peso	Buy	8/19/15	695,929	700,557	(4,628)

	Singapore Dollar	Sell	8/19/15	1,451,450	1,462,904	11,454

	South African Rand	Buy	7/15/15	359,532	360,274	(742)

	South Korean Won	Sell	8/19/15	55,745	57,352	1,607

	Swedish Krona	Sell	9/16/15	2,532,788	2,511,835	(20,953)

	Swiss Franc	Buy	9/16/15	99,550	98,530	1,020

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/15/15	1,780,371	1,815,733	(35,362)

	British Pound	Buy	9/16/15	411,600	379,342	32,258

	Canadian Dollar	Buy	7/15/15	2,055,772	2,104,733	(48,961)

	Canadian Dollar	Sell	7/15/15	2,093,876	2,066,481	(27,395)

	Euro	Sell	9/16/15	3,038,288	3,010,846	(27,442)

	Japanese Yen	Sell	8/19/15	1,357,819	1,394,750	36,931

	New Zealand Dollar	Sell	7/15/15	1,941,817	2,063,040	121,223

	Norwegian Krone	Buy	9/16/15	881,789	883,539	(1,750)

	Singapore Dollar	Sell	8/19/15	1,123,069	1,112,856	(10,213)

	Swedish Krona	Sell	9/16/15	2,089,137	2,068,577	(20,560)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/15/15	1,111,306	1,117,953	(6,647)

	Brazilian Real	Buy	7/2/15	1,406,195	1,399,712	6,483

	Brazilian Real	Sell	7/2/15	1,406,195	1,427,825	21,630

	Brazilian Real	Buy	10/2/15	1,360,807	1,382,888	(22,081)

	British Pound	Sell	9/16/15	144,005	139,778	(4,227)

	Canadian Dollar	Sell	7/15/15	932,426	877,650	(54,776)

	Chilean Peso	Buy	7/15/15	1,397,057	1,414,889	(17,832)

	Euro	Sell	9/16/15	669,062	657,941	(11,121)

	Hungarian Forint	Buy	9/16/15	1,359,406	1,375,039	(15,633)

	Japanese Yen	Sell	8/19/15	861,680	888,228	26,548

	New Zealand Dollar	Sell	7/15/15	1,225,277	1,261,150	35,873

	Norwegian Krone	Buy	9/16/15	13,432	13,532	(100)

	Singapore Dollar	Sell	8/19/15	3,023,761	3,030,293	6,532

	Swedish Krona	Sell	9/16/15	452,556	460,622	8,066

	Swiss Franc	Buy	9/16/15	1,828,689	1,810,164	18,525

	Turkish Lira	Sell	9/16/15	129,678	128,868	(810)

UBS AG

	Australian Dollar	Buy	7/15/15	1,804,735	1,830,380	(25,645)

	British Pound	Buy	9/16/15	473,316	459,337	13,979

	Canadian Dollar	Sell	7/15/15	1,038,572	982,840	(55,732)

	Chilean Peso	Buy	7/15/15	1,716	1,788	(72)

	Euro	Sell	9/16/15	2,494,445	2,488,699	(5,746)

	Israeli Shekel	Buy	7/15/15	1,443,290	1,426,715	16,575

	Israeli Shekel	Sell	7/15/15	1,452,961	1,413,451	(39,510)

	Japanese Yen	Buy	8/19/15	747,358	763,265	(15,907)

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $126,480,663) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	New Zealand Dollar	Buy	7/15/15	$529,518	$655,373	$(125,855)

	Norwegian Krone	Buy	9/16/15	19,149	19,229	(80)

	Swedish Krona	Buy	9/16/15	13,109	12,856	253

WestPac Banking Corp.

	Australian Dollar	Sell	7/15/15	144,791	112,557	(32,234)

	Canadian Dollar	Sell	7/15/15	713,248	703,636	(9,612)

	Euro	Sell	9/16/15	2,398,131	2,359,619	(38,512)

	New Zealand Dollar	Buy	7/15/15	1,372,363	1,499,914	(127,551)

Total						$(743,956)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/15	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	80	$13,556,571	Sep-15	$88,318

U.S. Treasury Bond 30 yr
(Short)	12	1,810,125	Sep-15	(2,461)

U.S. Treasury Bond Ultra
30 yr (Long)	22	3,389,375	Sep-15	(99,096)

U.S. Treasury Note 10 yr
(Short)	141	17,790,234	Sep-15	123,977

Total				$110,738

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $4,739,301) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.281)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.281	$16,840,900	$674

1.798/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.798	84,204,500	49,681

1.278/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.278	21,051,125	62,311

(2.3825)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.3825	17,008,900	73,478

2.955/3 month USD-LIBOR-BBA/
Sep-25	Sep-15/2.955	37,473,000	131,156

1.66/3 month USD-LIBOR-BBA/
Jul-20	Jul-15/1.66	18,945,200	144,552

(2.541)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.541	16,840,900	170,093

(2.604)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.604	16,840,900	259,855

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/
May-18	May-16/2.587	34,590,200	32,515

2.387/3 month USD-LIBOR-BBA/
May-18	May-16/2.387	34,590,200	47,734

(2.468)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.468	16,840,900	97,172

(2.583)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.583	16,881,600	263,015

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $4,739,301)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.5675/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5675	$16,881,600	$95,719

(2.5675)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5675	16,881,600	247,147

(2.60)/3 month USD-LIBOR-BBA/
Aug-25	Aug-15/2.60	16,881,600	292,558

2.515/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.515	3,749,700	582,231

Goldman Sachs International
(1.885)/3 month USD-LIBOR-BBA/
Jan-46	Jan-16/1.885	3,603,400	10,990

2.58625/3 month USD-LIBOR-BBA/
Jun-18	Jun-16/2.58625	69,180,400	67,105

2.6025/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.6025	16,881,600	93,186

(2.6025)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.6025	16,881,600	288,844

JPMorgan Chase Bank N.A.
(0.83)/3 month USD-LIBOR-BBA/
Sep-17	Sep-15/0.83	43,170,500	20,722

(0.905)/3 month USD-LIBOR-BBA/
Sep-17	Sep-15/0.905	43,170,500	37,991

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	1,202,009

Total			$4,270,738

22 Putnam VT Diversified Income Fund

WRITTEN OPTIONS
OUTSTANDING at 6/30/15	Expiration	Contract
(premiums $596,719) (Unaudited)	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$36,000,000	$36

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	34,000,000	120,360

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	17,000,000	35,037

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	9,000,000	51,498

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	18,000,000	138,978

Total			$345,909

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$33,763,200	$(151,934)	$25,660

2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	16,881,600	149,824	(28,192)

JPMorgan Chase Bank N.A.
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	4,684,125	(124,635)	34,100

(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	4,684,125	(131,156)	12,600

1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	8,512,300	(56,283)	(37,880)

2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	16,840,900	(92,625)	(44,797)

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	4,684,125	(114,775)	(49,324)

2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	4,684,125	(119,019)	(60,894)

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	16,840,900	(166,725)	(62,985)

1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	17,824,500	(78,428)	(78,428)

1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	17,024,600	(119,598)	(81,548)

2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	17,824,500	(131,901)	(131,899)

(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	17,824,500	207,655	207,655

(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	16,840,900	259,350	62,817

(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	34,049,200	108,957	50,597

2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	20,516,500	135,922	42,592

2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	20,516,500	131,156	26,959

(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	17,024,600	52,129	23,324

(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	20,516,500	118,120	21,747

(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	20,516,500	116,944	5,950

Total			$(7,022)	$(61,946)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/15 (proceeds receivable
$1,030,938) (Unaudited)	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
3 1/2s, July 1, 2045	$1,000,000	7/14/15	$1,030,391

Total			$1,030,391

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	23,054,400	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(71,482)

ILS	1,070,000	—	6/26/25	2.39%	3 month TELBOR03	725

ILS	1,070,000	—	6/29/25	2.404%	3 month TELBOR03	465

ILS	3,210,000	—	7/1/25	2.4517%	3 month TELBOR03	(2,114)

ILS	4,280,000	—	7/2/25	2.45625%	3 month TELBOR03	3,179

PLN	10,159,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-	(268,023)
					WIBO

Putnam VT Diversified Income Fund 23

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
PLN	5,065,000	$—	3/18/24	4.12875%	6 month PLN-WIBOR-	$(135,876)
					WIBO

PLN	4,320,000	—	3/27/24	4.045%	6 month PLN-WIBOR-	(110,853)
					WIBO

PLN	1,150,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	(2,428)

PLN	1,150,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	(2,734)

PLN	3,450,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	(9,020)

PLN	3,450,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	3,349

PLN	3,450,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	1,191

ZAR	19,118,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(119,643)

ZAR	12,745,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(80,188)

Goldman Sachs International
KRW	1,442,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	13,191

JPMorgan Chase Bank N.A.
BRL	23,286,507	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(133,019)

BRL	10,063,108	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(1,877)

PLN	492,000	—	3/12/25	6 month PLN-WIBOR-WIBO	2.4199%	(5,743)

ZAR	13,223,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(78,705)

ZAR	39,669,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(253,284)

ZAR	81,000	—	3/10/25	7.9101%	3 month ZAR-JIBAR-	163
					SAFEX

Total		$—				$(1,252,726)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$14,349,000 E	$(116)	12/16/18	2.3795%	3 month	$(348,552)
				USD-LIBOR-BBA

4,783,000 E	(39)	12/16/18	2.337%	3 month	(110,196)
				USD-LIBOR-BBA

8,639,000 E	(70)	12/16/18	2.0025%	3 month	(113,906)
				USD-LIBOR-BBA

18,855,000 E	(10,438)	12/16/18	1.9525%	3 month	(231,136)
				USD-LIBOR-BBA

9,705,000 E	(78)	12/16/18	1.813%	3 month	(73,788)
				USD-LIBOR-BBA

47,104,000	210,825	6/17/20	1.80%	3 month	96,407
				USD-LIBOR-BBA

19,120,000 E	(154)	12/16/18	3 month USD-LIBOR-BBA	1.41%	(81,911)

12,308,800 E	52,094	4/20/19	3 month USD-LIBOR-BBA	1.85%	(6,214)

3,081,500 E	(104,085)	4/20/27	2.415%	3 month	33,061
				USD-LIBOR-BBA

18,409,000	(132,788)	7/1/25	2.2125%	3 month	254,335
				USD-LIBOR-BBA

18,409,000	(81,243)	7/1/25	2.325%	3 month	116,967
				USD-LIBOR-BBA

18,409,000	213,301	7/1/25	3 month USD-LIBOR-BBA	2.10%	(362,735)

9,486,700 E	(78,897)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(964)

107,814,000 E	277,552	9/16/20	2.00%	3 month	(367,176)
				USD-LIBOR-BBA

8,172,000	(108)	6/30/25	3 month USD-LIBOR-BBA	2.54249%	75,522

277,936,000 E	313,187	9/16/17	1.25%	3 month	(789,386)
				USD-LIBOR-BBA

8,892,800 E	(359,741)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(83,229)

88,985,000	78,788	6/18/17	0.955%	3 month	(50,657)
				USD-LIBOR-BBA

24 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$43,938,000	$(165)	6/30/17	0.93813%	3 month	$(39,675)
					USD-LIBOR-BBA

	8,172,136	(108)	6/30/25	3 month USD-LIBOR-BBA	2.54563%	77,870

	43,938,000	(165)	6/30/17	0.93999%	3 month	(41,303)
					USD-LIBOR-BBA

	6,476,000	(85)	7/2/25	2.46033%	3 month	(8,517)
					USD-LIBOR-BBA

AUD	1,721,000	(17)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(62,977)

AUD	2,272,000	(23)	3/30/25	2.77%	6 month AUD-BBR-	82,384
					BBSW

AUD	1,718,000	(18)	5/19/25	6 month AUD-BBR-BBSW	3.1575%	(20,065)

AUD	1,095,000	(11)	5/22/25	3.215%	6 month AUD-BBR-	8,664
					BBSW

AUD	1,338,000	(13)	6/1/25	3.045%	6 month AUD-BBR-	26,366
					BBSW

AUD	1,250,000	(13)	6/5/25	3.325%	6 month AUD-BBR-	1,252
					BBSW

AUD	1,372,000	(14)	6/11/25	3.385%	6 month AUD-BBR-	(3,752)
					BBSW

AUD	2,634,000	(27)	6/16/25	3.373%	6 month AUD-BBR-	(4,653)
					BBSW

AUD	1,317,000	(13)	6/19/25	3.26%	6 month AUD-BBR-	7,765
					BBSW

AUD	1,366,000	(14)	7/1/25	3.305%	6 month AUD-BBR-	4,167
					BBSW

CAD	1,923,000	(20)	3/20/25	1.7775%	3 month CAD-BA-	46,995
					CDOR

CAD	9,359,000	(99)	3/26/25	3 month CAD-BA-CDOR	1.865%	(170,475)

CAD	1,161,000	(12)	4/1/25	3 month CAD-BA-CDOR	1.77%	(29,756)

CAD	1,452,000	(15)	4/8/25	1.83%	3 month CAD-BA-	31,134
					CDOR

CAD	19,544,000	(58)	6/17/17	0.92%	3 month CAD-BA-	(3,323)
					CDOR

CAD	22,247,000	(166)	6/17/20	3 month CAD-BA-CDOR	1.24%	(83,611)

CAD	851,000	(9)	4/17/25	1.89%	3 month CAD-BA-	14,785
					CDOR

CAD	3,404,000	(36)	4/17/25	1.91875%	3 month CAD-BA-	51,814
					CDOR

CAD	3,022,000	(33)	4/17/25	1.89375%	3 month CAD-BA-	51,654
					CDOR

CAD	7,609,000	(89)	6/17/25	2.253%	3 month CAD-BA-	(50,762)
					CDOR

CAD	1,255,000	(14)	5/19/25	3 month CAD-BA-CDOR	2.195%	4,723

CAD	3,639,000	(39)	5/21/25	3 month CAD-BA-CDOR	2.1875%	11,375

CAD	1,375,000	(15)	6/9/25	2.3075%	3 month CAD-BA-	(15,332)
					CDOR

CAD	1,448,000	(16)	5/26/25	2.1925%	3 month CAD-BA-	(4,725)
					CDOR

CAD	1,189,000	(13)	5/28/25	2.093%	3 month CAD-BA-	5,061
					CDOR

CAD	1,407,000	(15)	6/1/25	2.03%	3 month CAD-BA-	12,924
					CDOR

CAD	1,421,000	(15)	6/12/25	2.28625%	3 month CAD-BA-	(13,368)
					CDOR

CAD	1,427,000	(15)	6/15/25	2.21375%	3 month CAD-BA-	(5,456)
					CDOR

CAD	1,277,000	(14)	6/24/25	3 month CAD-BA-CDOR	2.247%	7,460

Putnam VT Diversified Income Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	2,258,000	$(24)	6/29/25	3 month CAD-BA-CDOR	2.255%	$13,946

CAD	1,380,000	(15)	6/29/25	3 month CAD-BA-CDOR	2.27%	10,068

CHF	1,137,000	(15)	3/20/25	6 month CHF-LIBOR-BBA	0.1775%	(20,627)

CHF	770,000	(10)	3/23/25	6 month CHF-LIBOR-BBA	0.1675%	(15,007)

CHF	583,000	(8)	3/26/25	6 month CHF-LIBOR-BBA	0.1525%	(12,387)

CHF	3,312,000	(45)	4/2/25	6 month CHF-LIBOR-BBA	0.182%	(60,786)

CHF	1,235,000	(17)	4/10/25	0.16875%	6 month	24,962
					CHF-LIBOR-BBA

CHF	13,110,000	(52)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(46,394)

CHF	2,590,000	(36)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	(42,188)

CHF	2,590,000	(37)	5/19/25	0.29%	6 month	24,827
					CHF-LIBOR-BBA

CHF	13,110,000	(54)	5/19/17	0.63%	6 month	39,122
					CHF-LIBOR-BBA

CHF	1,326,000	(19)	5/26/25	0.28%	6 month	14,721
					CHF-LIBOR-BBA

CHF	1,288,000	(18)	5/26/25	0.2725%	6 month	15,337
					CHF-LIBOR-BBA

CHF	640,000	(9)	5/28/25	6 month CHF-LIBOR-BBA	0.2425%	(9,745)

CHF	742,000	(10)	6/2/25	6 month CHF-LIBOR-BBA	0.2475%	(11,097)

CHF	727,000	(10)	6/11/25	6 month CHF-LIBOR-BBA	0.46%	5,300

CHF	669,000	(10)	6/17/25	0.40%	6 month	(371)
					CHF-LIBOR-BBA

CHF	629,000	(9)	6/24/25	6 month CHF-LIBOR-BBA	0.45%	3,505

CHF	729,000	(10)	6/26/25	6 month CHF-LIBOR-BBA	0.39%	(748)

CHF	629,000	(9)	7/2/25	0.40875%	6 month	(426)
					CHF-LIBOR-BBA

EUR	1,977,000 E	7,620	9/16/45	6 month EUR-EURIBOR-Telerate	1.75%	27,370

EUR	1,728,000 E	2,639	9/16/17	0.25%	6 month	(1,188)
					EUR-EURIBOR-Telerate

EUR	22,872,000 E	208,121	9/16/20	6 month EUR-EURIBOR-Telerate	0.50%	137,974

EUR	15,678,000 E	(30,610)	9/16/25	1.25%	6 month	(110,417)
					EUR-EURIBOR-Telerate

EUR	9,209,000 E	(4,679)	9/16/35	1.75%	6 month	(152,816)
					EUR-EURIBOR-Telerate

GBP	3,000 E	342	9/16/45	2.75%	6 month	(63)
					GBP-LIBOR-BBA

GBP	7,000 E	120	9/16/20	2.00%	6 month	4
					GBP-LIBOR-BBA

GBP	1,988,000 E	19,525	9/16/25	2.25%	6 month	2,751
					GBP-LIBOR-BBA

JPY	33,102,000	(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	23,391

JPY	64,818,000	(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	45,301

JPY	1,817,500,000	(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	66,411

JPY	397,700,000	(69)	3/14/44	1.795%	6 month	(278,514)
					JPY-LIBOR-BBA

JPY	32,090,000	(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	22,764

JPY	37,000,000	(11)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	2,300

JPY	219,000,000	(66)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	10,185

JPY	1,143,000,000	(81)	11/7/19	0.2475%	6 month	(1,341)
					JPY-LIBOR-BBA

JPY	674,500,000	(48)	11/7/19	0.25%	6 month	(1,407)
					JPY-LIBOR-BBA

JPY	11,690,000	(4)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	605

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPY	36,112,000	$(4)	5/1/25	0.51%	6 month	$3,133
					JPY-LIBOR-BBA

JPY	1,165,852,000	(70)	5/20/25	0.583%	6 month	38,250
					JPY-LIBOR-BBA

JPY	932,896,000	(55)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	(23,543)

JPY	339,074,000	(37)	5/26/25	0.614%	6 month	3,305
					JPY-LIBOR-BBA

JPY	284,877,000	(16)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	(2,235)

JPY	281,503,000	(30)	6/8/25	0.6725%	6 month	(9,625)
					JPY-LIBOR-BBA

JPY	307,534,000	(32)	6/10/25	0.674%	6 month	(10,769)
					JPY-LIBOR-BBA

JPY	306,324,000	(33)	6/12/25	0.6775%	6 month	(11,432)
					JPY-LIBOR-BBA

JPY	869,439,000	(51)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	39,194

JPY	264,881,000	(15)	6/25/25	0.622%	6 month	2,929
					JPY-LIBOR-BBA

JPY	932,895,000	(55)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	(1,163)

NOK	5,905,000	(10)	6/25/25	2.3775%	6 month NOK-NIBOR-	653
					NIBR

NOK	5,635,000	(9)	6/29/25	6 month NOK-NIBOR-NIBR	2.37%	(1,244)

NOK	5,668,000	(9)	7/2/25	6 month NOK-NIBOR-NIBR	2.375%	(929)

NZD	4,325,000	(44)	4/23/25	3 month NZD-BBR-FRA	3.7275%	(39,280)

NZD	1,648,000	(16)	4/8/25	3 month NZD-BBR-FRA	3.675%	(19,572)

NZD	9,823,000	(99)	4/9/25	3.675%	3 month	116,459
					NZD-BBR-FRA

NZD	1,492,000	(15)	4/10/25	3.7275%	3 month	13,242
					NZD-BBR-FRA

NZD	4,380,000	(44)	4/22/25	3 month NZD-BBR-FRA	3.705%	(45,306)

NZD	1,115,000	(11)	5/22/25	3 month NZD-BBR-FRA	4.0075%	7,240

NZD	3,501,000	(34)	5/25/25	3.985%	3 month	(18,015)
					NZD-BBR-FRA

NZD	1,098,000	(10)	6/12/25	4.1425%	3 month	(15,362)
					NZD-BBR-FRA

NZD	920,000	(8)	6/26/25	3 month NZD-BBR-FRA	3.975%	3,925

NZD	1,144,000	(10)	7/2/25	3.9025%	3 month	(172)
					NZD-BBR-FRA

NZD	898,000	(9)	5/29/25	3 month NZD-BBR-FRA	3.99%	4,823

NZD	886,000	(8)	6/16/25	3 month NZD-BBR-FRA	4.045%	7,429

NZD	1,392,000	(13)	6/17/25	3 month NZD-BBR-FRA	4.025%	10,087

NZD	2,292,000	(21)	6/17/25	3 month NZD-BBR-FRA	4.02%	15,961

NZD	1,219,000	(11)	6/22/25	3 month NZD-BBR-FRA	3.895%	(183)

NZD	882,000	(8)	6/25/25	3.955%	3 month	(2,787)
					NZD-BBR-FRA

NZD	970,000	(9)	7/2/25	3.905%	3 month	(283)
					NZD-BBR-FRA

NZD	2,287,000	(21)	7/2/25	3.9525%	3 month	(6,800)
					NZD-BBR-FRA

SEK	11,498,000	(18)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	(33,402)

SEK	17,580,000	(29)	6/23/25	1.5525%	3 month SEK-STIBOR-	10,757
					SIDE

Total		$578,019				$(2,394,308)

E Extended effective date.

Putnam VT Diversified Income Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$325,670	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$365
				30 year Fannie Mae pools

884,340	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	465
				30 year Fannie Mae pools

626,289	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	702
				30 year Fannie Mae pools

579,683	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	831
				30 year Fannie Mae pools

2,004,107	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	741
				30 year Fannie Mae pools

1,747,297	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(7,156)
				30 year Fannie Mae pools

225,075	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	416
				30 year Fannie Mae pools

356,947	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	512
				30 year Fannie Mae pools

2,498,632	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,583
				30 year Fannie Mae pools

534,412	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	259
				30 year Fannie Mae pools

1,524,168	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,242)
				30 year Fannie Mae pools

1,907,884	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,736
				30 year Fannie Mae pools

580,387	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	1,073
				30 year Fannie Mae pools

73,757	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	159
				30 year Fannie Mae pools

243,081	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	349
				30 year Fannie Mae pools

286,970	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	322
				30 year Ginnie Mae II pools

1,784,737	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,559
				30 year Fannie Mae pools

1,188,854	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,869)
				30 year Fannie Mae pools

1,292,047	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	2,389
				30 year Fannie Mae pools

255,526	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	287
				30 year Fannie Mae pools

1,973,813	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	1,390
				30 year Fannie Mae pools

8,174,453	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	11,722
				30 year Fannie Mae pools

1,693,002	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,428
				30 year Fannie Mae pools

285,349	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	320
				30 year Fannie Mae pools

925,238	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,038
				30 year Fannie Mae pools

670,905	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	753
				30 year Fannie Mae pools

3,639,973	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(14,907)
				30 year Fannie Mae pools

708,240	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	(3,490)
				30 year Fannie Mae pools

540,946	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	96
				30 year Fannie Mae pools

28 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$270,507	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	$48
				30 year Fannie Mae pools

270,507	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	48
				30 year Fannie Mae pools

542,849	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	97
				30 year Fannie Mae pools

1,409,900	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	251
				30 year Fannie Mae pools

542,849	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	97
				30 year Fannie Mae pools

310,384	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	115
				30 year Fannie Mae pools

838,579	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	884
				30 year Ginnie Mae II pools

504,614	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	532
				30 year Ginnie Mae II pools

534,350	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	766
				30 year Fannie Mae pools

640,266	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	675
				30 year Ginnie Mae II pools

1,156,142	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,735)
				30 year Fannie Mae pools

828,610	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,785
				30 year Fannie Mae pools

118,865	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	256
				30 year Fannie Mae pools

1,083,864	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	193
				30 year Fannie Mae pools

291,928	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,196)
				30 year Fannie Mae pools

1,689,075	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	2,973
				30 year Fannie Mae pools

425,124	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	610
				30 year Fannie Mae pools

1,595,927	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,536)
				30 year Fannie Mae pools

3,063,108	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(1,133)
				30 year Fannie Mae pools

762,200	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,510
				30 year Fannie Mae pools

Citibank, N.A.
1,086,191	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,558
				30 year Fannie Mae pools

2,498,632	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,583
				30 year Fannie Mae pools

1,699,784	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,437
				30 year Fannie Mae pools

Credit Suisse International
713,895	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,024
				30 year Fannie Mae pools

757,539	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,102)
				30 year Fannie Mae pools

1,166,211	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	1,229
				30 year Ginnie Mae II pools

1,188,992	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	2,093
				30 year Fannie Mae pools

1,309,997	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	2,306
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
$1,140,214	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$1,202
				30 year Ginnie Mae II pools

2,174,772	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,292
				30 year Ginnie Mae II pools

1,586,028	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	4,628
				30 year Fannie Mae pools

836,300	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	2,440
				30 year Fannie Mae pools

418,570	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,221
				30 year Fannie Mae pools

3,423,366	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	9,990
				30 year Fannie Mae pools

753,755	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,493
				30 year Fannie Mae pools

1,448,391	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	2,869
				30 year Fannie Mae pools

994,449	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	1,970
				30 year Fannie Mae pools

1,450,502	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	2,873
				30 year Fannie Mae pools

Deutsche Bank AG
757,539	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,102)
				30 year Fannie Mae pools

Goldman Sachs International
981,388	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	476
				30 year Fannie Mae pools

343,716	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	740
				30 year Fannie Mae pools

2,194,981	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1,153
				30 year Fannie Mae pools

2,194,981	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1,153
				30 year Fannie Mae pools

530,553	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,173)
				30 year Fannie Mae pools

199,302	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(816)
				30 year Fannie Mae pools

143,525	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	70
				30 year Fannie Mae pools

1,472,933	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	86
				30 year Fannie Mae pools

376,500	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	183
				30 year Fannie Mae pools

752,930	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	365
				30 year Fannie Mae pools

370,436	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,517)
				30 year Fannie Mae pools

726,824	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,977)
				30 year Fannie Mae pools

444,469	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,820)
				30 year Fannie Mae pools

34,089	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(140)
				30 year Fannie Mae pools

90,836	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(372)
				30 year Fannie Mae pools

24,379	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	53
				30 year Fannie Mae pools

466,162	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,004
				30 year Fannie Mae pools

30 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
	$2,858,118	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$1,502
					30 year Fannie Mae pools

	384,493	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	187
					30 year Fannie Mae pools

	2,470,657	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1,298
					30 year Fannie Mae pools

	379,777	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	140
					30 year Fannie Mae pools

	1,739,048	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	3,061
					30 year Fannie Mae pools

	2,535,036	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	5,022
					30 year Fannie Mae pools

	3,144,000	—	2/24/25	(2.01%)	USA Non Revised	7,363
					Consumer Price
					Index-Urban (CPI-U)

	1,725,551	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	5,035
					30 year Fannie Mae pools

	1,377,583	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	4,020
					30 year Fannie Mae pools

	845,545	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	2,467
					30 year Fannie Mae pools

	699,000	—	3/12/25	(1.925%)	USA Non Revised	8,444
					Consumer Price
					Index-Urban (CPI-U)

GBP	1,821,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail	(59,485)
					Price Index

GBP	405,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail	(18,155)
					Price Index

JPMorgan Chase Bank N.A.
	$3,503,604	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1,295
					30 year Fannie Mae pools

	2,659,948	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	983
					30 year Fannie Mae pools

	552,506	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	204
					30 year Fannie Mae pools

	1,739,048	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	3,061
					30 year Fannie Mae pools

EUR	5,102,000	—	5/25/20	(1.115%)	Eurostat Eurozone HICP	41,869
					excluding tobacco

EUR	5,023,000	—	5/25/25	1.445%	Eurostat Eurozone HICP	(58,640)
					excluding tobacco

Total		$—				$(19,786)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$5,468	$80,000	5/11/63	300 bp	$4,956

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	9,426

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	19,312

CMBX NA BBB– Index	BBB–/P	20,577	361,000	5/11/63	300 bp	18,267

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	35,810	323,000	5/11/63	300 bp	33,736

CMBX NA BBB– Index	—	(178)	17,000	1/17/47	(300 bp)	291

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	32	14,000	5/11/63	300 bp	(58)

CMBX NA BBB– Index	BBB–/P	88	15,000	5/11/63	300 bp	(8)

Putnam VT Diversified Income Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$96	$21,000	5/11/63	300 bp	$(39)

CMBX NA BBB– Index	BBB–/P	127	39,000	5/11/63	300 bp	(122)

CMBX NA BBB– Index	BBB–/P	89	39,000	5/11/63	300 bp	(160)

CMBX NA BBB– Index	BBB–/P	62	48,000	5/11/63	300 bp	(245)

CMBX NA BBB– Index	BBB–/P	(49)	75,000	5/11/63	300 bp	(529)

CMBX NA BBB– Index	BBB–/P	(345)	81,000	5/11/63	300 bp	(864)

CMBX NA BBB– Index	BBB–/P	(1,567)	100,000	5/11/63	300 bp	(2,207)

CMBX NA BBB– Index	BBB–/P	1,797	102,000	5/11/63	300 bp	1,144

CMBX NA BBB– Index	BBB–/P	(1,391)	109,000	5/11/63	300 bp	(2,089)

CMBX NA BBB– Index	BBB–/P	(2,087)	125,000	5/11/63	300 bp	(2,887)

CMBX NA BBB– Index	BBB–/P	2,947	154,000	5/11/63	300 bp	1,961

CMBX NA BBB– Index	BBB–/P	3,111	268,000	5/11/63	300 bp	1,396

CMBX NA BBB– Index	BBB–/P	23,720	298,000	5/11/63	300 bp	21,813

CMBX NA BBB– Index	BBB–/P	25,423	349,000	5/11/63	300 bp	23,189

CMBX NA BBB– Index	BBB–/P	41,918	371,000	5/11/63	300 bp	39,544

CMBX NA BBB– Index	BBB–/P	5,900	384,000	5/11/63	300 bp	3,442

CMBX NA BBB– Index	BBB–/P	30,800	386,000	5/11/63	300 bp	28,330

CMBX NA BBB– Index	BBB–/P	30,042	388,000	5/11/63	300 bp	27,558

CMBX NA BBB– Index	BBB–/P	25,590	389,000	5/11/63	300 bp	23,100

CMBX NA BBB– Index	BBB–/P	11,988	394,000	5/11/63	300 bp	9,467

CMBX NA BBB– Index	BBB–/P	32,648	426,000	5/11/63	300 bp	29,921

CMBX NA BBB– Index	BBB–/P	33,609	819,000	5/11/63	300 bp	28,368

CMBX NA BBB– Index	BBB–/P	99	4,000	1/17/47	300 bp	(11)

CMBX NA BBB– Index	BBB–/P	247	14,000	1/17/47	300 bp	(139)

CMBX NA BBB– Index	BBB–/P	512	21,000	1/17/47	300 bp	(68)

CMBX NA BBB– Index	BBB–/P	733	31,000	1/17/47	300 bp	(122)

CMBX NA BBB– Index	BBB–/P	1,568	40,000	1/17/47	300 bp	464

CMBX NA BBB– Index	BBB–/P	574	65,000	1/17/47	300 bp	(1,220)

CMBX NA BBB– Index	BBB–/P	843	79,000	1/17/47	300 bp	(1,338)

CMBX NA BBB– Index	BBB–/P	1,087	80,000	1/17/47	300 bp	(1,121)

CMBX NA BBB– Index	BBB–/P	320	100,000	1/17/47	300 bp	(2,440)

CMBX NA BBB– Index	BBB–/P	320	100,000	1/17/47	300 bp	(2,440)

CMBX NA BBB– Index	BBB–/P	696	109,000	1/17/47	300 bp	(2,312)

CMBX NA BBB– Index	BBB–/P	542	109,000	1/17/47	300 bp	(2,466)

CMBX NA BBB– Index	BBB–/P	2,409	119,000	1/17/47	300 bp	(875)

CMBX NA BBB– Index	BBB–/P	453	181,000	1/17/47	300 bp	(4,542)

CMBX NA BBB– Index	BBB–/P	583	182,000	1/17/47	300 bp	(4,440)

CMBX NA BBB– Index	BBB–/P	390	182,000	1/17/47	300 bp	(4,634)

CMBX NA BBB– Index	BBB–/P	325	182,000	1/17/47	300 bp	(4,698)

CMBX NA BBB– Index	BBB–/P	563	197,000	1/17/47	300 bp	(4,874)

CMBX NA BBB– Index	BBB–/P	633	197,000	1/17/47	300 bp	(4,804)

CMBX NA BBB– Index	BBB–/P	357	201,000	1/17/47	300 bp	(5,190)

CMBX NA BBB– Index	BBB–/P	1,581	202,000	1/17/47	300 bp	(3,994)

CMBX NA BBB– Index	BBB–/P	1,438	202,000	1/17/47	300 bp	(4,137)

CMBX NA BBB– Index	BBB–/P	1,309	306,000	1/17/47	300 bp	(7,136)

CMBX NA BBB– Index	BBB–/P	2,100	420,000	1/17/47	300 bp	(9,492)

CMBX NA BBB– Index	BBB–/P	2,100	420,000	1/17/47	300 bp	(9,492)

CMBX NA BBB– Index	BBB–/P	5	543,000	1/17/47	300 bp	(14,981)

CMBX NA BBB– Index	BBB–/P	2,260	634,000	1/17/47	300 bp	(15,238)

CMBX NA BB Index	—	(2,126)	407,000	5/11/63	(500 bp)	180

CMBX NA BB Index	—	(5,257)	301,000	5/11/63	(500 bp)	(3,551)

CMBX NA BB Index	—	4,806	182,000	5/11/63	(500 bp)	5,837

32 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BB Index	—	$2,799	$181,000	5/11/63	(500 bp)	$3,825

CMBX NA BB Index	—	(1,241)	136,000	5/11/63	(500 bp)	(470)

CMBX NA BB Index	—	(1,037)	135,000	5/11/63	(500 bp)	(272)

CMBX NA BB Index	—	(1,293)	135,000	5/11/63	(500 bp)	(528)

CMBX NA BB Index	—	1,820	91,000	5/11/63	(500 bp)	2,335

CMBX NA BB Index	—	(295)	81,000	5/11/63	(500 bp)	164

CMBX NA BB Index	—	434	80,000	5/11/63	(500 bp)	887

CMBX NA BB Index	—	(546)	68,000	5/11/63	(500 bp)	(104)

CMBX NA BB Index	—	(428)	68,000	5/11/63	(500 bp)	(5)

CMBX NA BB Index	—	239	16,000	5/11/63	(500 bp)	330

CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	1,703

CMBX NA BB Index	—	(5,799)	299,000	5/11/63	(500 bp)	(4,105)

CMBX NA BBB– Index	BBB–/P	259	6,000	5/11/63	300 bp	221

CMBX NA BBB– Index	BBB–/P	(639)	106,000	5/11/63	300 bp	(1,317)

CMBX NA BBB– Index	BBB–/P	(1,040)	109,000	5/11/63	300 bp	(1,737)

CMBX NA BBB– Index	BBB–/P	1,341	182,000	5/11/63	300 bp	85

CMBX NA BBB– Index	BBB–/P	(1,741)	208,000	5/11/63	300 bp	(3,072)

CMBX NA BBB– Index	BBB–/P	2,491	209,000	5/11/63	300 bp	1,153

CMBX NA BBB– Index	BBB–/P	2,078	209,000	5/11/63	300 bp	740

CMBX NA BBB– Index	BBB–/P	(707)	212,000	5/11/63	300 bp	(2,064)

CMBX NA BBB– Index	BBB–/P	(709)	212,000	5/11/63	300 bp	(2,065)

CMBX NA BBB– Index	BBB–/P	(2,144)	214,000	5/11/63	300 bp	(3,513)

CMBX NA BBB– Index	BBB–/P	(2,013)	215,000	5/11/63	300 bp	(3,389)

CMBX NA BBB– Index	BBB–/P	591	219,000	5/11/63	300 bp	(811)

CMBX NA BBB– Index	BBB–/P	(745)	220,000	5/11/63	300 bp	(2,153)

CMBX NA BBB– Index	BBB–/P	10,529	220,000	5/11/63	300 bp	9,121

CMBX NA BBB– Index	BBB–/P	(4,462)	247,000	5/11/63	300 bp	(6,043)

CMBX NA BBB– Index	BBB–/P	176	254,000	5/11/63	300 bp	(1,449)

CMBX NA BBB– Index	BBB–/P	880	254,000	5/11/63	300 bp	(746)

CMBX NA BBB– Index	BBB–/P	1,554	256,000	5/11/63	300 bp	(85)

CMBX NA BBB– Index	BBB–/P	1,191	257,000	5/11/63	300 bp	(454)

CMBX NA BBB– Index	BBB–/P	6,163	259,000	5/11/63	300 bp	4,505

CMBX NA BBB– Index	BBB–/P	174	262,000	5/11/63	300 bp	(1,502)

CMBX NA BBB– Index	BBB–/P	(3,194)	318,000	5/11/63	300 bp	(5,230)

CMBX NA BBB– Index	BBB–/P	1,482	320,000	5/11/63	300 bp	(566)

CMBX NA BBB– Index	BBB–/P	609	459,000	5/11/63	300 bp	(2,328)

CMBX NA BBB– Index	BBB–/P	(9,506)	491,000	5/11/63	300 bp	(12,648)

CMBX NA BBB– Index	BBB–/P	(7,494)	497,000	5/11/63	300 bp	(10,674)

CMBX NA BBB– Index	BBB–/P	(6,149)	499,000	5/11/63	300 bp	(9,343)

CMBX NA BBB– Index	BBB–/P	520	74,000	1/17/47	300 bp	(1,523)

CMBX NA BBB– Index	BBB–/P	1,378	280,000	1/17/47	300 bp	(6,350)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(59)	13,000	5/11/63	300 bp	(143)

CMBX NA BBB– Index	BBB–/P	55	21,000	5/11/63	300 bp	(80)

CMBX NA BBB– Index	BBB–/P	(2,220)	321,000	5/11/63	300 bp	(4,274)

CMBX NA BBB– Index	BBB–/P	458	46,000	1/17/47	300 bp	(811)

CMBX NA BBB– Index	BBB–/P	360	101,000	1/17/47	300 bp	(2,427)

CMBX NA BBB– Index	BBB–/P	360	101,000	1/17/47	300 bp	(2,427)

CMBX NA BBB– Index	BBB–/P	934	120,000	1/17/47	300 bp	(2,378)

CMBX NA BBB– Index	BBB–/P	902	211,000	1/17/47	300 bp	(4,922)

CMBX NA BBB– Index	BBB–/P	752	211,000	1/17/47	300 bp	(5,071)

CMBX NA BBB– Index	BBB–/P	752	211,000	1/17/47	300 bp	(5,071)

Putnam VT Diversified Income Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$2,738	$323,000	1/17/47	300 bp	$(6,177)

CMBX NA BBB– Index	BBB–/P	1,271	324,000	1/17/47	300 bp	(7,671)

CMBX NA BBB– Index	BBB–/P	393	364,000	1/17/47	300 bp	(9,653)

CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	(904)

CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	(532)

CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	2,573

CMBX NA BB Index	—	707	42,000	5/11/63	(500 bp)	945

CMBX NA BB Index	—	390	38,000	5/11/63	(500 bp)	605

CMBX NA BB Index	—	46	38,000	5/11/63	(500 bp)	261

CMBX NA BB Index	—	(1,210)	117,000	1/17/47	(500 bp)	1,629

CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	1,381

CMBX NA BBB– Index	BBB–/P	(83)	31,000	5/11/63	300 bp	(281)

CMBX NA BBB– Index	BBB–/P	(1,189)	109,000	5/11/63	300 bp	(1,887)

CMBX NA BBB– Index	BBB–/P	(1,671)	208,000	5/11/63	300 bp	(3,002)

CMBX NA BBB– Index	BBB–/P	(851)	212,000	5/11/63	300 bp	(2,208)

CMBX NA BBB– Index	BBB–/P	1,271	213,000	5/11/63	300 bp	(92)

CMBX NA BBB– Index	BBB–/P	(1,993)	213,000	5/11/63	300 bp	(3,356)

CMBX NA BBB– Index	BBB–/P	(2,136)	213,000	5/11/63	300 bp	(3,499)

CMBX NA BBB– Index	BBB–/P	(2,136)	213,000	5/11/63	300 bp	(3,499)

CMBX NA BBB– Index	BBB–/P	2,719	238,000	5/11/63	300 bp	1,196

CMBX NA BBB– Index	BBB–/P	(4,116)	247,000	5/11/63	300 bp	(5,697)

CMBX NA BBB– Index	BBB–/P	5,449	182,000	1/17/47	300 bp	335

CMBX NA BBB– Index	BBB–/P	3,203	416,000	1/17/47	300 bp	(8,279)

Total		$367,968				$71,846

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

34 Putnam VT Diversified Income Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$13,839

Energy	15,360	—	1,038

Total common stocks	15,360	—	14,877

Convertible bonds and notes	—	150,625	—

Corporate bonds and notes	—	88,823,173	8

Foreign government and agency bonds and notes	—	21,264,327	—

Mortgage-backed securities	—	119,767,249	4,511,221

Preferred stocks	181,340	357,188	—

Purchased options outstanding	—	323,854	—

Purchased swap options outstanding	—	3,541,434	—

Senior loans	—	6,764,215	—

U.S. government and agency mortgage obligations	—	107,726,640	—

U.S. treasury obligations	—	137,583	—

Short-term investments	22,823,051	12,511,597	—

Totals by level	$23,019,751	$361,367,885	$4,526,106

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(743,956)	$—

Futures contracts	110,738	—	—

Written options outstanding	—	(345,909)	—

Written swap options outstanding	—	(4,270,738)	—

Forward premium swap option contracts	—	(61,946)	—

TBA sale commitments	—	(1,030,391)	—

Interest rate swap contracts	—	(4,225,053)	—

Total return swap contracts	—	(19,786)	—

Credit default contracts	—	(296,122)	—

Totals by level	$110,738	$(10,993,901)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
	Balance as of	Accrued		unrealized			Net transfers in	Balance as of
Investments in	December 31,	discounts/	Realized	appreciation/			and/or out of	June 30,
securities:	2014	premiums	gain/(loss)	(depreciation)#	Purchases	Sales	Level 3†	2015

Common stocks*:

Consumer cyclicals	$13,839	$—	$—	$—	$—	$—	$—	$13,839

Energy	$1,038	—	—	—	—	—	—	$1,038

Total common stocks	$14,877	—	—	—	—	—	—	$14,877

Corporate bonds
and notes	$8		—	—	—	—	—	$8

Mortgage-
backed securities	$—	—	—	—	—	—	4,511,221	$4,511,221

Totals:	$14,885	$—	$—	$—	$—	$—	$4,511,221	$4,526,106

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.

# Includes $— related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

Level 3 securities, which are fair valued, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 35

Statement of assets and liabilities
6/30/15 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $374,230,931)	$366,460,691

Affiliated issuers (identified cost $22,453,051) (Note 5)	22,453,051

Cash	2,535,450

Foreign currency (cost $72) (Note 1)	72

Interest and other receivables	3,313,667

Receivable for shares of the fund sold	25,773

Receivable for investments sold	2,857,508

Receivable for sales of delayed delivery securities (Note 1)	1,947,488

Receivable for variation margin (Note 1)	561,255

Unrealized appreciation on forward premium swap option contracts (Note 1)	514,001

Unrealized appreciation on forward currency contracts (Note 1)	1,410,415

Unrealized appreciation on OTC swap contracts (Note 1)	570,736

Premium paid on OTC swap contracts (Note 1)	86,344

Total assets	402,736,451

Liabilities

Payable for investments purchased	3,843,096

Payable for purchases of delayed delivery securities (Note 1)	110,395,375

Payable for shares of the fund repurchased	1,019,060

Payable for compensation of Manager (Note 2)	123,568

Payable for custodian fees (Note 2)	38,346

Payable for investor servicing fees (Note 2)	32,723

Payable for Trustee compensation and expenses (Note 2)	139,594

Payable for administrative services (Note 2)	861

Payable for distribution fees (Note 2)	37,692

Payable for variation margin (Note 1)	468,384

Unrealized depreciation on OTC swap contracts (Note 1)	1,771,402

Premium received on OTC swap contracts (Note 1)	454,312

Unrealized depreciation on forward currency contracts (Note 1)	2,154,371

Unrealized depreciation on forward premium swap option contracts (Note 1)	575,947

Written options outstanding, at value (premiums $5,336,020) (Notes 1 and 3)	4,616,647

TBA sale commitments, at value (proceeds receivable $1,030,938) (Note 1)	1,030,391

Collateral on certain derivative contracts, at value (Note 1)	507,583

Other accrued expenses	121,581

Total liabilities	127,330,933

Net assets	$275,405,518

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$370,344,889

Undistributed net investment income (Note 1)	2,666,303

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(86,260,553)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(11,345,121)

Total — Representing net assets applicable to capital shares outstanding	$275,405,518

Computation of net asset value Class IA

Net assets	$94,972,508

Number of shares outstanding	14,961,352

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.35

Computation of net asset value Class IB

Net assets	$180,433,010

Number of shares outstanding	28,374,040

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.36

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Diversified Income Fund

Statement of operations
Six months ended 6/30/15 (Unaudited)

Investment income

Interest (net of foreign tax of $434 ) (including interest income of $5,347 from investments in affiliated issuers) (Note 5)	$7,910,352

Dividends	27,056

Total investment income	7,937,408

Expenses

Compensation of Manager (Note 2)	755,088

Investor servicing fees (Note 2)	99,255

Custodian fees (Note 2)	56,096

Trustee compensation and expenses (Note 2)	8,292

Distribution fees (Note 2)	228,561

Administrative services (Note 2)	2,839

Auditing and tax fees	78,682

Other	54,398

Total expenses	1,283,211

Expense reduction (Note 2)	—

Net expenses	1,283,211

Net investment income	6,654,197

Net realized gain on investments (Notes 1 and 3)	2,036,372

Net realized loss on swap contracts (Note 1)	(1,253,306)

Net realized loss on futures contracts (Note 1)	(3,122,986)

Net realized gain on foreign currency transactions (Note 1)	4,885,424

Net realized gain on written options (Notes 1 and 3)	2,422,144

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(3,105,359)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the period	(8,981,252)

Net loss on investments	(7,118,963)

Net decrease in net assets resulting from operations	$(464,766)

Statement of changes in net assets

	Six months ended	Year ended
	6/30/15*	12/31/14

Decrease in net assets

Operations:

Net investment income	$6,654,197	$16,950,021

Net realized gain on investments and foreign currency transactions	4,967,648	4,757,634

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(12,086,611)	(19,186,130)

Net increase (decrease) in net assets resulting from operations	(464,766)	2,521,525

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(9,358,571)	(9,571,123)

Class IB	(16,632,738)	(17,778,297)

Increase (decrease) from capital share transactions (Note 4)	9,190,591	(42,316,456)

Total decrease in net assets	(17,265,484)	(67,144,351)

Net assets:

Beginning of period	292,671,002	359,815,353

End of period (including undistributed net investment income of $2,666,303 and $22,003,415, respectively)	$275,405,518	$292,671,002

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 37

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/15†	$7.02	.16	(.17)	(.01)	(.66)	(.66)	—	$6.35	(.11)*	$94,973	.37*	2.43*	440*e

12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	—	7.02	.68	103,063.76		5.27	408[e]

12/31/13	7.26	.42	.16	.58	(.26)	(.26)	—	7.58	8.08	121,877.75		5.71	234[f]

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170[f]

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[g,h]	6.88	(3.17)	134,507.76		5.55	155[f]

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74i	9.41	115[f]

Class IB

6/30/15†	$7.01	.15	(.16)	(.01)	(.64)	(.64)	—	$6.36	(.14)*	$180,433	.50*	2.30*	440*e

12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	—	7.01	.35	189,608	1.01	5.02	408[e]

12/31/13	7.25	.40	.16	.56	(.24)	(.24)	—	7.57	7.81	237,938	1.00	5.45	234[f]

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170[f]

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[g,h]	6.87	(3.43)	301,565	1.01	5.30	155[f]

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 i	9.13	115[f]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	586%

December 31, 2012	546

December 31, 2011	416

December 31, 2010	176

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

i Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Diversified Income Fund

Notes to financial statements 6/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2015 through June 30, 2015.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Putnam VT Diversified Income Fund 39

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a

40 Putnam VT Diversified Income Fund

periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $201,370 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Putnam VT Diversified Income Fund 41

At the close of the reporting period, the fund had a net liability position of $3,487,181 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,326,985 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2014, the fund had a capital loss carryover of $86,361,798 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$21,159,573	$11,403,807	$32,563,380	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $401,765,598, resulting in gross unrealized appreciation and depreciation of $8,808,317 and $21,660,173, respectively, or net unrealized depreciation of $12,851,856.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 50.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through April 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% (0.10% prior to January 1, 2015) of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$34,729
Class IB	64,526

Total	$99,255

42 Putnam VT Diversified Income Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $163, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$228,561

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA
commitments (Long-term)	$1,624,908,319	$1,592,961,275

U.S. government securities (Long-term)	—	—

Total	$1,624,908,319	$1,592,961,275

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap	Written option	Written option
	contract amounts	option premiums	contract amounts	premiums

Written options outstanding at the beginning of
the reporting period	$180,764,300	$3,165,717	$128,000,000	$655,469

Options opened	1,805,826,345	9,570,457	234,000,000	1,517,578

Options exercised	(76,292,150)	(645,819)	—	—

Options expired	(300,546,575)	(1,477,721)	(128,000,000)	(655,469)

Options closed	(836,788,295)	(5,873,333)	(120,000,000)	(920,859)

Written options outstanding at the end of the
reporting period	$772,963,625	$4,739,301	$114,000,000	$596,719

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/15		Year ended 12/31/14		Six months ended 6/30/15		Year ended 12/31/14

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	72,721	$488,517	176,758	$1,294,479	2,124,320	$14,020,409	3,800,480	$27,633,237

Shares issued in connection with
reinvestment of distributions	1,471,473	9,358,571	1,340,493	9,571,123	2,607,012	16,632,738	2,486,475	17,778,297

	1,544,194	9,847,088	1,517,251	10,865,602	4,731,332	30,653,147	6,286,955	45,411,534

Shares repurchased	(1,274,582)	(8,519,585)	(2,908,159)	(21,157,431)	(3,393,654)	(22,790,059)	(10,680,744)	(77,436,161)

Net increase (decrease)	269,612	$1,327,503	(1,390,908)	$(10,291,829)	1,337,678	$7,863,088	(4,393,789)	$(32,024,627)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund*	$6,212,821	$87,890,650	$71,650,420	$5,347	$22,453,051

Total	$6,212,821	$87,890,650	$71,650,420	$5,347	$22,453,051

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Putnam VT Diversified Income Fund 43

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$47,000,000

Purchased swap option contracts (contract amount)	$606,200,000

Written TBA commitment option contracts (contract amount) (Note 3)	$85,100,000

Written swap option contracts (contract amount) (Note 3)	$579,300,000

Futures contracts (number of contracts)	500

Forward currency contracts (contract amount)	$270,400,000

OTC interest rate swap contracts (notional)	$90,800,000

Centrally cleared interest rate swap contracts (notional)	$1,346,200,000

OTC total return swap contracts (notional)	$147,800,000

OTC credit default contracts (notional)	$22,300,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$23,084	Payables	$319,206

Foreign exchange contracts	Receivables	1,410,415	Payables	2,154,371

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	7,016,650*	Unrealized depreciation	11,964,056*

Total		$8,450,149		$14,437,633

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$232,306	$232,306

Foreign exchange contracts	—	—	4,966,581	—	$4,966,581

Interest rate contracts	844,263	(3,122,986)	—	(1,485,612)	$(3,764,335)

Total	$844,263	$(3,122,986)	$4,966,581	$(1,253,306)	$1,434,552

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(311,335)	$(311,335)

Foreign exchange contracts	—	—	(3,120,585)	—	$(3,120,585)

Interest rate contracts	757,919	431,751	—	(2,051,559)	$(861,889)

Total	$757,919	$431,751	$(3,120,585)	$(2,362,894)	$(4,293,809)

44 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 45

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$8,909	$13,191	$—	$163	$—	$—	$—	$—	$—	$22,263

Centrally cleared interest rate
swap contracts§	—	—	540,526	—	—	—	—	—	—	—	—	—	—	—	540,526

OTC Total return swap contracts*#	—	46,335	—	7,578	37,630	—	43,822	—	47,412	—	—	—	—	—	182,777

OTC Credit default contracts*#	—	469	—	—	15,286	—	7,329	—	—	—	—	—	—	—	23,084

Futures contracts§	—	—	—	—	—	—	—	—	—	20,729	—	—	—	—	20,729

Forward currency contracts#	116,997	323,373	—	118,162	155,622	41,211	75,637	21,655	212,882	—	190,412	123,657	30,807	—	1,410,415

Forward premium swap
option contracts #	25,660	—	—	—	—	—	—	—	488,341	—	—	—	—	—	514,001

Purchased swap options** #	951,734	—	—	418,367	1,324,762	—	784,405	—	62,166	—	—	—	—	—	3,541,434

Purchased options** #	—	—	—	—	—	—	—	—	323,854	—	—	—	—	—	323,854

Total Assets	$1,094,391	$370,177	$540,526	$544,107	$1,533,300	$50,120	$924,384	$21,655	$1,134,818	$20,729	$190,412	$123,657	$30,807	$—	$6,579,083

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$802,361	$—	$—	$472,628	$—	$—	$—	$—	$—	$1,274,989

Centrally cleared interest rate
swap contracts§	—	—	468,384	—	—	—	—	—	—	—	—	—	—	—	468,384

OTC Total return swap contracts*#	—	50,264	—	—	3,102	3,102	87,455	—	58,640	—	—	—	—	—	202,563

OTC Credit default contracts*#	6,175	2,074	—	—	224,420	—	86,537	—	—	—	—	—	—	—	319,206

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Forward currency contracts#	102,072	144,402	—	157,342	194,018	239,271	187,299	166,640	181,961	—	171,683	133,227	268,547	207,909	2,154,371

Forward premium swap
option contracts #	28,192	—	—	—	—	—	—	—	547,755	—	—	—	—	—	575,947

Written swap options #	891,800	—	—	440,436	1,217,655	—	460,125	—	1,260,722	—	—	—	—	—	4,270,738

Written options #	—	—	—	—	—	—	—	—	345,909	—	—	—	—	—	345,909

Total Liabilities	$1,028,239	$196,740	$468,384	$597,778	$1,639,195	$1,044,734	$821,416	$166,640	$2,867,615	$—	$171,683	$133,227	$268,547	$207,909	$9,612,107

Total Financial and Derivative
Net Assets	$66,152	$173,437	$72,142	$(53,671)	$(105,895)	$(994,614)	$102,968	$(144,985)	$(1,732,797)	$20,729	$18,729	$(9,570)	$(237,740)	$(207,909)	$(3,033,024)

Total collateral received (pledged)† ##	$66,152	$137,583	$—	$(53,671)	$—	$(994,614)	$102,968	$(144,985)	$(1,732,797)	$—	$—	$—	$(215,000)	$—

Net amount	$—	$35,854	$72,142	$—	$(105,895)	$—	$—	$—	$—	$20,729	$18,729	$(9,570)	$(22,740)	$(207,909)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

46 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 47

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2015, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2015, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 19, 2015 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2015. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to your fund and all but two of the other open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses

48 Putnam VT Diversified Income Fund

exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2014 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2014 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2014 was a year of strong competitive performance for many of the Putnam funds, with generally strong results for the U.S. equity, money market and global asset allocation funds, but relatively mixed results for the international and global equity and fixed income funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were recognized by Barron’s as the sixth-best performing mutual fund complex for the five-year period ended December 31, 2014. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2014 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on comparisons of fund returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2014 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

4th	1st	3rd

Putnam VT Diversified Income Fund 49

For the three-year period ended December 31, 2014, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2014, there were 58, 41 and 37 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2014 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance over the one-year period was due in significant part to the fund’s positioning to take advantage of flat or rising interest rates in the United States at a time when interest rates at the long end of the yield curve declined, as well as the fund’s exposure to Greek bonds, which declined during the period as concerns about the country’s political stability resurfaced.

The Trustees observed that, although the fund had not performed well in 2014, the fund ranked in the top decile for the three-year period ended December 31, 2014 and that Putnam Management remained confident in the portfolio manager and his investment process. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance issues that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on past responsiveness of Putnam Management to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

50 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 51

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52 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 53

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTSA028 295643 8/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2015